UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class Z : FCLZX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 104	0.90%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	29.91%	5.12%
MSCI World Climate Change Index	28.03%	7.93%
MSCI World Index	25.39%	6.65%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Industrials	20.2
Financials	11.0
Health Care	10.5
Consumer Discretionary	9.6
Communication Services	5.1
Materials	3.2
Consumer Staples	2.8
Energy	0.8
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Microsoft Corp	6.2
Alphabet Inc Class A	5.1
Moody's Corp	2.4
Apple Inc	2.4
Eaton Corp PLC	2.1
Amazon.com Inc	2.1
Applied Materials Inc	1.9
First Solar Inc	1.7
Morgan Stanley	1.7
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913332.100 6390-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Sector Fund Fidelity® SAI Sustainable Sector Fund : FIDJX

This annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 57	0.49%
What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable environment for higher-risk assets, stocks continued their late-2023 momentum, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the fund's broad-market Dow Jones benchmark, especially within the information technology, industrials and communication services sectors.
  •The fund's overweight stake in Nvidia gained 190% and was the top individual relative contributor. Other notable relative contributors included overweight holdings in Trane Technologies (+104%) and Meta Platforms (+77%). We increased our investment in all three companies this period; Nvidia and Meta Platforms were among the fund's biggest holdings.
  •In contrast, by sector, the biggest detractor from performance versus the benchmark was security selection in materials.
  •Avoiding benchmark component Broadcom, which gained 68% during the period, was the largest individual relative detractor. Other relative detractors included overweight positions in SolarEdge Technologies (-83%) and Penumbra (-38%). This period we increased our positions in SolarEdge Technologies and Penumbra.
  •Notable changes in positioning include decreased exposure to health care and consumer staples, and a higher allocation to information technology.
  •Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions and countries, as well as the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Sector Fund	30.43%	12.38%
MSCI USA IMI ESG Leaders Index	30.10%	11.36%
Dow Jones U.S. Total Stock Market Index℠	27.68%	9.72%
A   From April 14, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$131,385,720
Number of Holdings	238
Total Advisory Fee	$219,107
Portfolio Turnover	162%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.0
Financials	12.5
Health Care	11.9
Consumer Discretionary	10.4
Communication Services	9.8
Industrials	8.4
Consumer Staples	5.7
Materials	2.9
Energy	2.8
Utilities	2.4
Real Estate	2.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.8
NVIDIA Corp	7.3
Apple Inc	4.5
Amazon.com Inc	4.3
Alphabet Inc Class A	3.8
Meta Platforms Inc Class A	2.9
JPMorgan Chase & Co	1.6
Unitedhealth Group Inc	1.5
Boston Scientific Corp	1.4
Visa Inc Class A	1.2
37.3

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913340.100 6551-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Agricultural Productivity Fund Fidelity® Agricultural Productivity Fund : FARMX

This annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 95	0.95%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, security selection detracted from the fund's performance versus the industry index, especially within packaged foods & meats. An underweight in agricultural products & services also hurt.
•The largest individual relative detractor was an overweight in Darling Ingredients (-36%). Darling Ingredients was among the fund's biggest holdings this period. The second-largest relative detractor was an overweight in FMC (-39%). FMC was among the fund's largest holdings this period. An overweight in Bakkafrost (-15%) also detracted.
•In contrast, the fund's biggest individual contributor versus the industry index was an overweight in Cranswick (+43%), from the packaged foods & meats group. Cranswick was among the biggest holdings at period end. A second notable relative contributor from the same group was an overweight position in Pilgrim's Pride (+61%). In the agricultural & farm machinery industry, not owning CNH Industrial, an index component that returned about -15%, was another notable relative contributor.
•Notable changes in positioning include decreased exposure to cash and a higher allocation to Canada.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Agricultural Productivity Fund	0.48%	16.14%
MSCI ACWI Select Agriculture Producers IMI 25/50 Index	2.79%	15.73%
MSCI ACWI (All Country World Index) Index	23.98%	15.67%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$51,964,601
Number of Holdings	26
Total Advisory Fee	$470,411
Portfolio Turnover	12%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Consumer Staples	36.7
Materials	32.3
Industrials	29.6
Health Care	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Deere & Co	24.1
Corteva Inc	9.9
Nutrien Ltd	8.8
Archer-Daniels-Midland Co	7.1
CF Industries Holdings Inc	4.9
Lamb Weston Holdings Inc	4.9
Bunge Global SA	4.9
Ingredion Inc	4.6
Toro Co/The	3.6
Cranswick PLC	3.3
76.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913323.100 6041-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Future Fund Fidelity® SAI Sustainable Future Fund : FIDHX

This annual shareholder report contains information about Fidelity® SAI Sustainable Future Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Future Fund	$ 69	0.59%
What affected the Fund's performance this period?

  •U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
  •Against this backdrop, security selection was the primary contributor versus the benchmark, led by the industrials sector, especially capital goods firms. An overweight and investment choices in information technology also helped, particularly in the semiconductors and semiconductor equipment industry. Favorable security selection in health care was another plus.
  •The top individual relative contributor was an outsized stake in Nvidia (+188%), one of the portfolio's biggest holdings that we increased exposure to this period. An overweight in Eaton (+92%), another large holding that we added to this period, helped as well. A larger-than-benchmark position in Trane Technologies (+102%), further contributed. We increased our position in Trane Technologies, making it a top-10 holding on May 31.
  •In contrast, the biggest detractor from performance versus the benchmark was security selection in materials, followed by the portfolio's comparatively light exposure to energy companies. Stock picking in communication services also hurt. Lastly, the fund's position in cash was a notable detractor.
  •The fund's overweight stake in O-I Glass returned -40% and was the biggest individual relative detractor. An underweight in Meta Platforms (+77%), a new holding established this period, was another negative. Outsized exposure to Newmont (-14%) also hurt, though we sold the stock prior to period end.
  •Notable changes in positioning include decreased exposure to the materials sector and a higher allocation to industrials.
  •Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Future Fund	34.13%	11.62%
MSCI USA IMI ESG Leaders Index	30.10%	11.36%
Russell 3000® Index	27.58%	9.79%
A   From April 14, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$78,591,501
Number of Holdings	122
Total Advisory Fee	$167,014
Portfolio Turnover	48%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.4
Financials	16.4
Industrials	15.5
Health Care	11.1
Consumer Discretionary	8.4
Communication Services	7.1
Materials	2.7
Consumer Staples	2.5
Energy	2.0
Utilities	1.1
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.2
NVIDIA Corp	7.3
Alphabet Inc Class C	4.1
Amazon.com Inc	3.6
Eaton Corp PLC	3.3
Eli Lilly & Co	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Trane Technologies PLC	1.9
Micron Technology Inc	1.8
Apollo Global Management Inc	1.8
36.0

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913339.100 6550-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class Z : FSEWX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 85	0.75%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	26.83%	7.82%
MSCI USA IMI ESG Leaders Index	30.10%	9.02%
Russell 3000® Index	27.58%	7.50%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Financials	13.0
Health Care	12.6
Industrials	10.9
Consumer Discretionary	10.9
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.4
Moody's Corp	2.2
38.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913338.100 6396-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class I : FSEQX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 102	0.90%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	26.58%	7.67%
MSCI USA IMI ESG Leaders Index	30.10%	9.02%
Russell 3000® Index	27.58%	7.50%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Financials	13.0
Health Care	12.6
Industrials	10.9
Consumer Discretionary	10.9
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.4
Moody's Corp	2.2
38.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913337.100 6395-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class C : FCALX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 234	2.05%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	27.44%	3.90%
Class C	28.44%	3.90%
MSCI World Climate Change Index	28.03%	7.93%
MSCI World Index	25.39%	6.65%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Industrials	20.2
Financials	11.0
Health Care	10.5
Consumer Discretionary	9.6
Communication Services	5.1
Materials	3.2
Consumer Staples	2.8
Energy	0.8
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Microsoft Corp	6.2
Alphabet Inc Class A	5.1
Moody's Corp	2.4
Apple Inc	2.4
Eaton Corp PLC	2.1
Amazon.com Inc	2.1
Applied Materials Inc	1.9
First Solar Inc	1.7
Morgan Stanley	1.7
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913329.100 6387-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class M : FSEPX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 158	1.40%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	21.54%	5.84%
Class M (without 3.50% sales charge)	25.95%	7.12%
MSCI USA IMI ESG Leaders Index	30.10%	9.02%
Russell 3000® Index	27.58%	7.50%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Financials	13.0
Health Care	12.6
Industrials	10.9
Consumer Discretionary	10.9
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.4
Moody's Corp	2.2
38.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913336.100 6394-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class I : FCAUX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 121	1.05%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	29.79%	4.96%
MSCI World Climate Change Index	28.03%	7.93%
MSCI World Index	25.39%	6.65%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Industrials	20.2
Financials	11.0
Health Care	10.5
Consumer Discretionary	9.6
Communication Services	5.1
Materials	3.2
Consumer Staples	2.8
Energy	0.8
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Microsoft Corp	6.2
Alphabet Inc Class A	5.1
Moody's Corp	2.4
Apple Inc	2.4
Eaton Corp PLC	2.1
Amazon.com Inc	2.1
Applied Materials Inc	1.9
First Solar Inc	1.7
Morgan Stanley	1.7
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913331.100 6389-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable U.S. Equity Fund Fidelity® Sustainable U.S. Equity Fund : FSEBX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 102	0.90%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable U.S. Equity Fund	26.58%	7.67%
MSCI USA IMI ESG Leaders Index	30.10%	9.02%
Russell 3000® Index	27.58%	7.50%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Financials	13.0
Health Care	12.6
Industrials	10.9
Consumer Discretionary	10.9
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.4
Moody's Corp	2.2
38.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913333.100 6391-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Water Sustainability Fund Fidelity® Water Sustainability Fund : FLOWX

This annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 107	0.95%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, picks in the United States contributed the most. A lack of exposure to lagging markets in India and Italy helped to a lesser extent. By industry, an underweight in water utilities and positioning in industrial machinery & supplies & components also boosted the fund's relative performance.
•The fund's non-index stake in Ingersoll Rand gained 65% and was the top individual relative contributor. Ingersoll Rand was among our biggest holdings. Pentair (+48%), the fund's top holding, also contribute, along with an underweight in American Water Works (-7%).
•In contrast, avoiding Saudi Arabia and positioning in the U.K. detracted from the fund's performance versus the water index. By industry, the largest detractor was avoiding the independent power producers & energy traders category. An underweight in specialty chemicals also hurt.
•Not owning Acwa Power, an index component that gained 76%, was the largest individual relative detractor, followed by an underweight in United Utilities (+8%), one of our largest holdings and a position we established this period. A non-index stake in Chart Industries (-3%), one of the fund's biggest holdings, also hurt.
•Notable changes in positioning include increased exposure to the United Kingdom, as well as increased exposure to water utilities and decreased exposure to the software & services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Water Sustainability Fund	26.32%	15.53%
S&P® Global Water Index	20.29%	15.48%
MSCI ACWI (All Country World Index) Index	23.98%	15.67%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$101,577,753
Number of Holdings	31
Total Advisory Fee	$646,514
Portfolio Turnover	52%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	66.8
Utilities	27.4
Information Technology	2.5
Materials	2.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Pentair PLC	8.2
United Utilities Group PLC	7.3
Advanced Drainage Systems Inc	5.8
Severn Trent PLC	5.6
Ingersoll Rand Inc	5.4
Essential Utilities Inc	5.1
Mueller Water Products Inc	4.9
Tetra Tech Inc	4.9
Chart Industries Inc	4.7
Core & Main Inc Class A	4.5
56.4

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913324.100 6042-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable U.S. Equity Fund Fidelity® SAI Sustainable U.S. Equity Fund : FIDEX

This annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 67	0.59%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection within industrials and communication services, followed by picks in financials held the fund back most relative to the benchmark. The fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark were stock picks within the health care and information technology sectors.
•On an individual security basis, an overweight in Nvidia (+191%), helped the fund most, by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable U.S. Equity Fund	26.61%	9.96%
MSCI USA IMI ESG Leaders Index	30.10%	11.36%
Russell 3000® Index	27.58%	9.79%
A   From April 14, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$110,443,950
Number of Holdings	73
Total Advisory Fee	$223,287
Portfolio Turnover	49%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.6
Financials	12.9
Health Care	12.5
Consumer Discretionary	10.9
Industrials	10.1
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.7
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.4
Cigna Group/The	2.4
Moody's Corp	2.2
38.0

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913341.100 6552-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class M : FCAOX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 177	1.55%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	24.54%	3.18%
Class M (without 3.50% sales charge)	29.06%	4.43%
MSCI World Climate Change Index	28.03%	7.93%
MSCI World Index	25.39%	6.65%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Industrials	20.2
Financials	11.0
Health Care	10.5
Consumer Discretionary	9.6
Communication Services	5.1
Materials	3.2
Consumer Staples	2.8
Energy	0.8
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Microsoft Corp	6.2
Alphabet Inc Class A	5.1
Moody's Corp	2.4
Apple Inc	2.4
Eaton Corp PLC	2.1
Amazon.com Inc	2.1
Applied Materials Inc	1.9
First Solar Inc	1.7
Morgan Stanley	1.7
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913330.100 6388-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class C : FSEOX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 214	1.90%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	24.36%	6.58%
Class C	25.36%	6.58%
MSCI USA IMI ESG Leaders Index	30.10%	9.02%
Russell 3000® Index	27.58%	7.50%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Financials	13.0
Health Care	12.6
Industrials	10.9
Consumer Discretionary	10.9
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.4
Moody's Corp	2.2
38.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913335.100 6393-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class A : FCAJX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 149	1.30%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	21.94%	2.61%
Class A (without 5.75% sales charge)	29.38%	4.68%
MSCI World Climate Change Index	28.03%	7.93%
MSCI World Index	25.39%	6.65%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Industrials	20.2
Financials	11.0
Health Care	10.5
Consumer Discretionary	9.6
Communication Services	5.1
Materials	3.2
Consumer Staples	2.8
Energy	0.8
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Microsoft Corp	6.2
Alphabet Inc Class A	5.1
Moody's Corp	2.4
Apple Inc	2.4
Eaton Corp PLC	2.1
Amazon.com Inc	2.1
Applied Materials Inc	1.9
First Solar Inc	1.7
Morgan Stanley	1.7
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913328.100 6386-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Climate Action Fund Fidelity® Climate Action Fund : FCAEX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 121	1.05%
What affected the Fund's performance this period?

•Global equities gained considerably for the 12 months ending May 31, 2024, as global economic expansion and, perhaps most notably, a slowing in the pace of inflation and a shift to more-dovish monetary policy in some markets provided a favorable backdrop for risk assets. Performance was driven by a narrow set of technology-focused firms riding high-growth megatrends, fanned by enthusiasm for artificial intelligence.
•Against this backdrop, stock picks in the United States and the U.K. contributed to the fund's performance. By sector, security selection was the primary contributor, led by industrials. An overweight in information technology also helped.
•Not owning Tesla, a benchmark component that returned about -13%, was the top individual relative contributor. The second-largest relative contributor was an overweight in Eaton (+93%). A non-benchmark stake in Hyundai gained roughly 344% and notably helped.
•In contrast, from a regional standpoint, stock picks in Europe ex U.K. and an overweight in emerging markets detracted from the fund's result. By sector, the biggest detractor from performance versus the benchmark was stock selection in financials, utilities and information technology.
•The largest individual relative detractor was our non-benchmark stake in Kenvue (-20%). The second-largest relative detractor was our stake in SolarEdge Technologies (-74%). SolarEdge Technologies was not held at period end.
•Notable changes in positioning include lower allocations to France and Denmark, an increased exposure to communication services and a lower allocation to consumer staples.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Climate Action Fund	29.79%	4.96%
MSCI World Climate Change Index	28.03%	7.93%
MSCI World Index	25.39%	6.65%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$31,239,056
Number of Holdings	100
Total Advisory Fee	$161,267
Portfolio Turnover	85%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	35.1
Industrials	20.2
Financials	11.0
Health Care	10.5
Consumer Discretionary	9.6
Communication Services	5.1
Materials	3.2
Consumer Staples	2.8
Energy	0.8
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.0
Microsoft Corp	6.2
Alphabet Inc Class A	5.1
Moody's Corp	2.4
Apple Inc	2.4
Eaton Corp PLC	2.1
Amazon.com Inc	2.1
Applied Materials Inc	1.9
First Solar Inc	1.7
Morgan Stanley	1.7
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913327.100 6385-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class A : FSEKX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/
prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 130	1.15%
What affected the Fund's performance this period?

•U.S. equities gained considerably for the 12 months ending May 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, stocks continued their late-2023 momentum and ended May just shy of a record close, powered by signs of continued U.S. economic strength.
•Against this backdrop, security selection was the fund's primary relative contributor, especially within information technology and health care but was held back by poor security selection in industrials and communication services, followed by picks in financials. Lastly, the fund's position in cash was also a notable detractor.
•Not owning Meta, a benchmark component that gained approximately 77%, was the fund's largest notable relative detractor. Another notable relative detractor was our non-benchmark stake in SolarEdge Technologies (-71%). SolarEdge Technologies was not held at period end. An overweight stake in ON semiconductor (-12%) also detracted from fund performance.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in Nvidia (+191%), by far. Nvidia was one of our biggest holdings. An underweight in Apple (+9%) was our second notable relative contributor and the fund's fifth-largest holding as of period end. An overweight in Sprouts Farmers Market (+102%), a new position we established during the period, also helped the fund.
•Notable changes in positioning include higher allocation to communication services.
•Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	19.01%	5.26%
Class A (without 5.75% sales charge)	26.27%	7.39%
MSCI USA IMI ESG Leaders Index	30.10%	9.02%
Russell 3000® Index	27.58%	7.50%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$26,854,683
Number of Holdings	74
Total Advisory Fee	$126,538
Portfolio Turnover	45%
What did the Fund invest in?
(as of May 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.7
Financials	13.0
Health Care	12.6
Industrials	10.9
Consumer Discretionary	10.9
Communication Services	9.2
Consumer Staples	5.4
Materials	4.2
Energy	4.0
Utilities	1.9
Real Estate	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.6
NVIDIA Corp	6.4
Alphabet Inc Class A	4.4
Amazon.com Inc	3.9
Apple Inc	3.2
Procter & Gamble Co/The	2.8
Merck & Co Inc	2.7
Travelers Cos Inc/The	2.5
Cigna Group/The	2.4
Moody's Corp	2.2
38.1

How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9913334.100 6392-TSRA-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

As of the end of the period, May 31, 2024, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Agricultural Productivity Fund, Fidelity Climate Action Fund, Fidelity Sustainable U.S. Equity Fund, and Fidelity Water Sustainability Fund (the “Funds”):

Services Billed by Deloitte Entities

May 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$30,400	$-	$7,600	$800
Fidelity Climate Action Fund	$37,600	$-	$7,400	$1,000
Fidelity Sustainable U.S. Equity Fund	$38,100	$-	$7,900	$1,000
Fidelity Water Sustainability Fund	$36,600	$-	$7,400	$1,000

May 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$30,600	$-	$7,400	$800
Fidelity Climate Action Fund	$38,900	$-	$7,400	$900
Fidelity Sustainable U.S. Equity Fund	$38,900	$-	$7,400	$900
Fidelity Water Sustainability Fund	$36,700	$-	$7,400	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, and Fidelity SAI Sustainable U.S. Equity Fund (the “Funds”):

Services Billed by PwC

May 31, 2024 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Future Fund	$29,100	$2,700	$9,600	$900
Fidelity SAI Sustainable Sector Fund	$29,100	$2,700	$9,600	$900
Fidelity SAI Sustainable U.S. Equity Fund	$29,100	$2,700	$9,600	$900

May 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Future Fund	$29,200	$2,400	$7,000	$800
Fidelity SAI Sustainable Sector Fund	$29,200	$2,400	$7,000	$800
Fidelity SAI Sustainable U.S. Equity Fund	$29,200	$2,400	$7,000	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2024A	May 31, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2024A	May 31, 2023 A
Audit-Related Fees	$9,367,800	$8,604,200
Tax Fees	$61,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2024A	May 31, 2023A
Deloitte Entities	$5,193,600	$2,089,100
PwC	$14,907,600	$14,149,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Climate Action Fund

Annual Report
May 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Climate Action Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A	9,205	1,587,863
CONSUMER DISCRETIONARY - 9.5%
Automobiles - 0.6%
BYD Co. Ltd. (A Shares)	4,800	151,800
Hyundai Motor Co. Ltd.	204	37,483
		189,283
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	3,679	649,123
MercadoLibre, Inc. (a)	154	265,739
		914,862
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	116	363,024
Household Durables - 1.9%
Mohawk Industries, Inc. (a)	2,297	280,073
TopBuild Corp. (a)	723	302,178
		582,251
Specialty Retail - 2.2%
Lowe's Companies, Inc.	2,244	496,575
Ulta Beauty, Inc. (a)	505	199,520
		696,095
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC	1,550	88,350
On Holding AG (a)	3,445	146,550
		234,900
TOTAL CONSUMER DISCRETIONARY		2,980,415
CONSUMER STAPLES - 2.9%
Personal Care Products - 2.9%
Haleon PLC	20,631	85,730
Kenvue, Inc.	20,395	393,624
L'Oreal SA	831	410,182
Puig Brands SA Class B	500	14,176
		903,712
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp.	4,482	248,796
FINANCIALS - 11.0%
Capital Markets - 5.4%
Intercontinental Exchange, Inc.	3,146	421,249
Moody's Corp.	1,891	750,708
Morgan Stanley	5,414	529,706
		1,701,663
Consumer Finance - 2.8%
American Express Co.	1,698	407,520
Capital One Financial Corp.	3,317	456,519
		864,039
Financial Services - 1.6%
PayPal Holdings, Inc. (a)	828	52,156
Visa, Inc. Class A	1,619	441,113
		493,269
Insurance - 1.2%
Marsh & McLennan Companies, Inc.	1,773	368,039
TOTAL FINANCIALS		3,427,010
HEALTH CARE - 10.6%
Biotechnology - 0.5%
BioNTech SE ADR (a)	157	15,794
Repligen Corp. (a)	973	145,065
		160,859
Health Care Equipment & Supplies - 1.2%
Intuitive Surgical, Inc. (a)	924	371,559
Health Care Providers & Services - 1.0%
Elevance Health, Inc.	553	297,779
Life Sciences Tools & Services - 4.9%
Agilent Technologies, Inc.	2,272	296,292
Bruker Corp.	1,423	93,221
Danaher Corp.	1,459	374,671
Mettler-Toledo International, Inc. (a)	272	381,912
Thermo Fisher Scientific, Inc.	682	387,362
		1,533,458
Pharmaceuticals - 3.0%
GSK PLC	22,325	500,929
Novo Nordisk A/S Series B	3,306	447,924
		948,853
TOTAL HEALTH CARE		3,312,508
INDUSTRIALS - 20.0%
Building Products - 2.1%
The AZEK Co., Inc. Class A, (a)	4,993	239,464
Trane Technologies PLC	1,318	431,592
		671,056
Commercial Services & Supplies - 2.3%
Montrose Environmental Group, Inc. (a)	3,822	179,672
Tetra Tech, Inc.	1,297	271,709
Veralto Corp.	2,645	260,744
		712,125
Construction & Engineering - 0.9%
Cadeler A/S (a)	8,555	53,653
Quanta Services, Inc.	892	246,138
		299,791
Electrical Equipment - 6.7%
Bloom Energy Corp. Class A (a)	9,304	151,841
Eaton Corp. PLC	1,987	661,373
HD Hyundai Electric Co. Ltd.	503	109,394
Hubbell, Inc. Class B	482	187,445
Net Power, Inc. Class A (a)	2,138	22,470
Nextracker, Inc. Class A (a)	5,305	292,677
Prysmian SpA	3,038	199,809
Sungrow Power Supply Co. Ltd. (A Shares)	15,700	213,958
Vestas Wind Systems A/S (a)	8,692	243,883
		2,082,850
Industrial Conglomerates - 0.6%
3M Co.	1,778	178,049
Machinery - 3.9%
Chart Industries, Inc. (a)	844	132,533
Cummins, Inc.	931	262,291
Deere & Co.	821	307,678
Energy Recovery, Inc. (a)	4,244	57,294
Ingersoll Rand, Inc.	3,638	338,516
Techtronic Industries Co. Ltd.	8,908	109,584
		1,207,896
Professional Services - 2.6%
ICF International, Inc.	1,153	164,591
KBR, Inc.	5,156	338,543
RELX PLC (London Stock Exchange)	6,035	264,737
UL Solutions, Inc. Class A	1,594	61,481
		829,352
Trading Companies & Distributors - 0.9%
Ashtead Technology Holdings PLC	26,842	283,470
TOTAL INDUSTRIALS		6,264,589
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	542	161,326
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. Class A	3,387	448,337
CDW Corp.	96	21,468
Flex Ltd. (a)	7,734	256,227
Keysight Technologies, Inc. (a)	827	114,523
Zebra Technologies Corp. Class A (a)	410	128,059
		968,614
IT Services - 2.5%
Accenture PLC Class A	1,253	353,709
IBM Corp.	2,608	435,145
		788,854
Semiconductors & Semiconductor Equipment - 16.6%
AEHR Test Systems (a)	6,323	72,778
Allegro MicroSystems LLC (a)	7,505	226,201
Applied Materials, Inc.	2,588	556,627
ASM International NV (Netherlands)	170	119,631
Enphase Energy, Inc. (a)	1,991	254,649
First Solar, Inc. (a)	1,983	538,900
MKS Instruments, Inc.	1,283	162,415
NVIDIA Corp.	2,546	2,791,254
Qualcomm, Inc.	2,247	458,500
		5,180,955
Software - 9.9%
CyberArk Software Ltd. (a)	955	218,934
Intuit, Inc.	466	268,621
Microsoft Corp.	4,682	1,943,639
Samsara, Inc. (a)	4,739	160,794
ServiceNow, Inc. (a)	591	388,246
Volue A/S (a)	27,462	88,349
VRAIN Solution, Inc.	1,480	32,797
		3,101,380
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	3,826	735,549
TOTAL INFORMATION TECHNOLOGY		10,936,678
MATERIALS - 3.3%
Chemicals - 3.1%
Albemarle Corp.	916	112,292
Aspen Aerogels, Inc. (a)	7,734	231,401
DSM-Firmenich AG	2,156	249,564
Linde PLC	855	372,370
		965,627
Construction Materials - 0.1%
Hoffmann Green Cement Technologies SAS (a)	3,123	39,289
Metals & Mining - 0.1%
Lynas Rare Earths Ltd. (a)	5,883	26,246
TOTAL MATERIALS		1,031,162
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Energix-Renewable Energies Ltd.	12,369	51,149
Scatec Solar AS (b)	11,592	96,213
		147,362
TOTAL COMMON STOCKS (Cost $22,880,232)		30,840,095

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $8,330)	400	3,116

Preferred Securities - 0.1%
	Principal Amount (e)	Value ($)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $12,000)	12,000	12,505

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $350,107)	350,037	350,107

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $23,250,669)	31,205,823
NET OTHER ASSETS (LIABILITIES) - 0.1%	33,233
NET ASSETS - 100.0%	31,239,056

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,213 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,621 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Illuminated Holdings, Inc. 15%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	424,905	6,193,405	6,268,213	12,685	10	-	350,107	0.0%
Total	424,905	6,193,405	6,268,213	12,685	10	-	350,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,587,863	1,587,863	-	-
Consumer Discretionary	2,980,415	2,942,932	37,483	-
Consumer Staples	903,712	393,624	510,088	-
Energy	248,796	248,796	-	-
Financials	3,427,010	3,427,010	-	-
Health Care	3,312,508	2,363,655	948,853	-
Industrials	6,264,589	5,000,059	1,264,530	-
Information Technology	10,939,794	10,728,698	207,980	3,116
Materials	1,031,162	716,063	315,099	-
Utilities	147,362	51,149	96,213	-

Preferred Securities	12,505	-	-	12,505

Money Market Funds	350,107	350,107	-	-
Total Investments in Securities:	31,205,823	27,809,956	3,380,246	15,621
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $22,900,562)	$30,855,716
Fidelity Central Funds (cost $350,107)	350,107

Total Investment in Securities (cost $23,250,669)		$31,205,823
Foreign currency held at value (cost $3)		3
Receivable for investments sold		45,586
Receivable for fund shares sold		64,081
Dividends receivable		41,081
Distributions receivable from Fidelity Central Funds		1,285
Prepaid expenses		4
Receivable from investment adviser for expense reductions		47,421
Total assets		31,405,284
Liabilities
Payable for investments purchased	$81,271
Payable for fund shares redeemed	12,248
Accrued management fee	19,842
Distribution and service plan fees payable	606
Audit fee payable	39,120
Custody fee payable	10,972
Other payables and accrued expenses	2,169
Total liabilities		166,228
Net Assets		$31,239,056
Net Assets consist of:
Paid in capital		$28,228,246
Total accumulated earnings (loss)		3,010,810
Net Assets		$31,239,056

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($833,450 ÷ 72,773 shares)(a)		$11.45
Maximum offering price per share (100/94.25 of $11.45)		$12.15
Class M :
Net Asset Value and redemption price per share ($563,378 ÷ 49,558 shares)(a)		$11.37
Maximum offering price per share (100/96.50 of $11.37)		$11.78
Class C :
Net Asset Value and offering price per share ($288,727 ÷ 25,777 shares)(a)		$11.20
Fidelity Climate Action Fund :
Net Asset Value, offering price and redemption price per share ($27,766,032 ÷ 2,411,034 shares)		$11.52
Class I :
Net Asset Value, offering price and redemption price per share ($903,140 ÷ 78,427 shares)		$11.52
Class Z :
Net Asset Value, offering price and redemption price per share ($884,329 ÷ 76,458 shares)		$11.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$262,989
Income from Fidelity Central Funds		12,685
Total income		275,674
Expenses
Management fee
Basic fee	$182,939
Performance adjustment	(19,650)
Transfer agent fees	41,034
Distribution and service plan fees	6,039
Accounting fees and expenses	6,417
Custodian fees and expenses	26,926
Independent trustees' fees and expenses	120
Registration fees	82,096
Audit	54,941
Legal	13
Miscellaneous	2,034
Total expenses before reductions	382,909
Expense reductions	(110,014)
Total expenses after reductions		272,895
Net Investment income (loss)		2,779
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(448,731)
Fidelity Central Funds	10
Foreign currency transactions	(86)
Total net realized gain (loss)		(448,807)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,339,452
Assets and liabilities in foreign currencies	466
Total change in net unrealized appreciation (depreciation)		7,339,918
Net gain (loss)		6,891,111
Net increase (decrease) in net assets resulting from operations		$6,893,890
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,779	$36,772
Net realized gain (loss)	(448,807)	(2,925,575)
Change in net unrealized appreciation (depreciation)	7,339,918	2,966,454
Net increase (decrease) in net assets resulting from operations	6,893,890	77,651
Distributions to shareholders	(36,997)	(6,506)

Share transactions - net increase (decrease)	1,496,009	2,655,027
Total increase (decrease) in net assets	8,352,902	2,726,172

Net Assets
Beginning of period	22,886,154	20,159,982
End of period	$31,239,056	$22,886,154

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.85	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	(.02)
Net realized and unrealized gain (loss)	2.62	(.03) E	(1.10)
Total from investment operations	2.60	(.03)	(1.12)
Net asset value, end of period	$11.45	$8.85	$8.88
Total Return F,G,H	29.38%	(.34)%	(11.20)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.74%	1.95%	2.95% K
Expenses net of fee waivers, if any	1.30%	1.30%	1.29% K
Expenses net of all reductions	1.30%	1.30%	1.29% K
Net investment income (loss)	(.22)%	(.05)%	(.19)% K
Supplemental Data
Net assets, end of period (000 omitted)	$833	$449	$405
Portfolio turnover rate L	85%	51%	57% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Climate Action Fund Class M

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.81	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.03)	(.04)
Net realized and unrealized gain (loss)	2.61	(.02) D	(1.10)
Total from investment operations	2.56	(.05)	(1.14)
Net asset value, end of period	$11.37	$8.81	$8.86
Total Return E,F,G	29.06%	(.56)%	(11.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.94%	2.04%	3.33% J
Expenses net of fee waivers, if any	1.55%	1.55%	1.55% J
Expenses net of all reductions	1.55%	1.55%	1.55% J
Net investment income (loss)	(.47)%	(.30)%	(.45)% J
Supplemental Data
Net assets, end of period (000 omitted)	$563	$431	$132
Portfolio turnover rate K	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Climate Action Fund Class C

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.72	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.57	(.03) D	(1.09)
Total from investment operations	2.48	(.10)	(1.18)
Net asset value, end of period	$11.20	$8.72	$8.82
Total Return E,F,G	28.44%	(1.13)%	(11.80)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.50%	2.63%	3.55% J
Expenses net of fee waivers, if any	2.05%	2.05%	2.04% J
Expenses net of all reductions	2.05%	2.05%	2.04% J
Net investment income (loss)	(.97)%	(.80)%	(.94)% J
Supplemental Data
Net assets, end of period (000 omitted)	$289	$199	$265
Portfolio turnover rate K	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Climate Action Fund

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.01
Net realized and unrealized gain (loss)	2.65	(.03) E	(1.11)
Total from investment operations	2.65	(.01)	(1.10)
Distributions from net investment income	(.02)	- D	-
Total distributions	(.02)	- D	-
Net asset value, end of period	$11.52	$8.89	$8.90
Total Return F,G	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.48%	1.68%	2.66% J
Expenses net of fee waivers, if any	1.05%	1.05%	1.05% J
Expenses net of all reductions	1.05%	1.05%	1.05% J
Net investment income (loss)	.03%	.20%	.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$27,766	$21,237	$19,057
Portfolio turnover rate K	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Climate Action Fund Class I

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.01
Net realized and unrealized gain (loss)	2.65	(.03) E	(1.11)
Total from investment operations	2.65	(.01)	(1.10)
Distributions from net investment income	(.02)	- D	-
Total distributions	(.02)	- D	-
Net asset value, end of period	$11.52	$8.89	$8.90
Total Return F,G	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.35%	1.55%	2.93% J
Expenses net of fee waivers, if any	1.05%	1.04%	1.04% J
Expenses net of all reductions	1.05%	1.04%	1.04% J
Net investment income (loss)	.03%	.20%	.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$903	$300	$192
Portfolio turnover rate K	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Climate Action Fund Class Z

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.92	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.03	.02
Net realized and unrealized gain (loss)	2.65	(.02) D	(1.11)
Total from investment operations	2.67	.01	(1.09)
Distributions from net investment income	(.02)	- E	-
Total distributions	(.02)	- E	-
Net asset value, end of period	$11.57	$8.92	$8.91
Total Return F,G	29.91%	.15%	(10.90)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.32%	1.40%	3.00% J
Expenses net of fee waivers, if any	.90%	.90%	.90% J
Expenses net of all reductions	.90%	.89%	.90% J
Net investment income (loss)	.18%	.35%	.20% J
Supplemental Data
Net assets, end of period (000 omitted)	$884	$270	$109
Portfolio turnover rate K	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and exercise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,322,924
Gross unrealized depreciation	(408,460)
Net unrealized appreciation (depreciation)	$7,914,464
Tax Cost	$23,291,359

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(4,898,356)
Net unrealized appreciation (depreciation) on securities and other investments	$7,914,886

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,565,155)
Long-term	(1,333,201)
Total capital loss carryforward	$(4,898,356)

The Fund intends to elect to defer to its next fiscal year $5,718 of ordinary losses recognized during the period January 1, 2024 to May 31, 2024.

The tax character of distributions paid was as follows:

	May 31, 2024	May 31, 2023
Ordinary Income	$36,997	$ 6,506
Total	$36,997	$ 6,506

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	22,974,181	21,595,235
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.87
Class I	.79
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.83
Class I	.79
Class Z	.71

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Climate Action Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Climate Action Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.08) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	1,544	247
Class M	.25%	.25%	2,398	128
Class C	.75%	.25%	2,097	745
			6,039	1,120

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,462
Class M	17
Class CA	4
1,483

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.1756
Class C	.2000
Fidelity Climate Action Fund	.2000
Class I	.1238

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,015.24
Class M	645.19
Class C	355.23
Fidelity Climate Action Fund	38,316.23
Class I	562.12
Class Z	141.04
	41,034

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Climate Action Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Climate Action Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Climate Action Fund	280

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Climate Action Fund	757,009	1,175,908	14,591
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Climate Action Fund	43
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	2,700
Class M	1.55%	1,848
Class C	2.05%	937
Fidelity Climate Action Fund	1.05%	98,261
Class I	1.05%	2,008
Class Z	.90%	2,238
		107,992

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,022.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended May 31, 2024	Year ended May 31, 2023
Fidelity Climate Action Fund
Distributions to shareholders
Fidelity Climate Action Fund	35,749	6,404
Class I	681	65
Class Z	567	37
Total	$36,997	$6,506
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2024	Year ended May 31, 2023	Year ended May 31, 2024	Year ended May 31, 2023
Fidelity Climate Action Fund
Class A
Shares sold	30,059	18,907	$295,197	$163,388
Shares redeemed	(8,043)	(13,763)	(79,550)	(114,724)
Net increase (decrease)	22,016	5,144	$215,647	$48,664
Class M
Shares sold	621	44,693	$6,047	$359,887
Shares redeemed	-	(10,692)	-	(91,173)
Net increase (decrease)	621	34,001	$6,047	$268,714
Class C
Shares sold	8,696	3,385	$90,587	$29,156
Shares redeemed	(5,729)	(10,644)	(52,855)	(90,431)
Net increase (decrease)	2,967	(7,259)	$37,732	$(61,275)
Fidelity Climate Action Fund
Shares sold	858,823	897,710	$8,444,961	$7,735,911
Reinvestment of distributions	3,426	700	32,644	5,821
Shares redeemed	(839,099)	(651,433)	(8,128,604)	(5,591,632)
Net increase (decrease)	23,150	246,977	$349,001	$2,150,100
Class I
Shares sold	44,674	13,275	$423,410	$101,890
Reinvestment of distributions	72	8	681	65
Shares redeemed	(40)	(1,163)	(348)	(9,038)
Net increase (decrease)	44,706	12,120	$423,743	$92,917
Class Z
Shares sold	46,926	22,454	$470,527	$192,863
Reinvestment of distributions	53	4	507	37
Shares redeemed	(768)	(4,407)	(7,195)	(36,993)
Net increase (decrease)	46,211	18,051	$463,839	$155,907
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Climate Action Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Climate Action Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Fidelity Climate Action Fund, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Climate Action Fund, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Climate Action Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Climate Action Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and above the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that Fidelity has stated that it believes the management fee rate and total expense ratio are reasonable for the overall value of the nature and quality of services that they cover.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, 0.90%, and 1.05% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9901890.102
CLA-ANN-0724
Fidelity® SAI Sustainable U.S. Equity Fund

Annual Report
May 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable U.S. Equity Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Entertainment - 3.0%
Netflix, Inc. (a)	1,516	972,696
The Walt Disney Co.	22,536	2,341,716
		3,314,412
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A	28,286	4,879,335
Media - 1.8%
Comcast Corp. Class A	27,339	1,094,380
TEGNA, Inc.	56,335	839,955
		1,934,335
TOTAL COMMUNICATION SERVICES		10,128,082
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.6%
Aptiv PLC (a)	7,324	609,796
Automobiles - 1.0%
General Motors Co.	3,045	136,995
Tesla, Inc. (a)	5,151	917,290
		1,054,285
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	24,604	4,341,130
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	5,911	1,185,747
Starbucks Corp.	9,669	775,647
		1,961,394
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	15,817	914,697
Specialty Retail - 1.6%
Lowe's Companies, Inc.	8,140	1,801,301
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,712	1,369,162
TOTAL CONSUMER DISCRETIONARY		12,051,765
CONSUMER STAPLES - 5.4%
Consumer Staples Distribution & Retail - 1.0%
Sprouts Farmers Market LLC (a)	13,788	1,088,976
Food Products - 1.0%
Danone SA	16,456	1,061,246
Household Products - 2.8%
Procter & Gamble Co.	18,969	3,121,159
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	5,498	678,233
TOTAL CONSUMER STAPLES		5,949,614
ENERGY - 3.9%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	52,528	1,758,637
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	6,035	952,263
Equinor ASA	56,410	1,637,455
		2,589,718
TOTAL ENERGY		4,348,355
FINANCIALS - 12.9%
Banks - 1.4%
Bank of America Corp.	17,524	700,785
Citigroup, Inc.	13,701	853,709
		1,554,494
Capital Markets - 4.2%
BlackRock, Inc. Class A	2,182	1,684,569
Moody's Corp.	6,048	2,400,996
Northern Trust Corp.	6,502	547,728
		4,633,293
Consumer Finance - 2.4%
American Express Co.	9,069	2,176,560
Discover Financial Services	3,902	478,619
		2,655,179
Financial Services - 2.5%
MasterCard, Inc. Class A	4,750	2,123,583
Voya Financial, Inc.	8,052	610,503
		2,734,086
Insurance - 2.4%
The Travelers Companies, Inc.	12,517	2,699,917
TOTAL FINANCIALS		14,276,969
HEALTH CARE - 12.5%
Biotechnology - 1.8%
Exact Sciences Corp. (a)	9,068	412,141
Gilead Sciences, Inc.	18,477	1,187,517
Moderna, Inc. (a)	2,913	415,248
		2,014,906
Health Care Providers & Services - 4.4%
BrightSpring Health Services, Inc.	92,787	1,043,854
Centene Corp. (a)	14,774	1,057,671
Cigna Group	7,505	2,586,373
CVS Health Corp.	3,170	188,932
		4,876,830
Life Sciences Tools & Services - 2.9%
Danaher Corp.	5,765	1,480,452
ICON PLC (a)	5,208	1,691,663
		3,172,115
Pharmaceuticals - 3.4%
Merck & Co., Inc.	23,494	2,949,437
Zoetis, Inc. Class A	4,348	737,247
		3,686,684
TOTAL HEALTH CARE		13,750,535
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	6,833	949,309
Building Products - 1.0%
Johnson Controls International PLC	16,365	1,176,807
Commercial Services & Supplies - 1.2%
Veralto Corp.	13,075	1,288,934
Electrical Equipment - 3.5%
Acuity Brands, Inc.	5,835	1,514,824
Generac Holdings, Inc. (a)	3,935	579,271
Prysmian SpA	13,639	897,034
Regal Rexnord Corp.	5,618	840,116
		3,831,245
Machinery - 2.1%
Deere & Co.	2,430	910,667
Ingersoll Rand, Inc.	8,685	808,139
Timken Co.	6,563	570,259
		2,289,065
Professional Services - 1.5%
KBR, Inc.	13,919	913,922
ManpowerGroup, Inc.	8,851	660,462
UL Solutions, Inc. Class A	1,684	64,952
		1,639,336
TOTAL INDUSTRIALS		11,174,696
INFORMATION TECHNOLOGY - 25.5%
IT Services - 1.6%
Accenture PLC Class A	6,191	1,747,657
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	3,717	620,367
First Solar, Inc. (a)	3,223	875,882
NVIDIA Corp.	6,412	7,029,668
NXP Semiconductors NV	1,834	499,031
ON Semiconductor Corp. (a)	26,409	1,928,913
		10,953,861
Software - 10.8%
Gen Digital, Inc.	25,787	640,291
Intuit, Inc.	1,353	779,923
Microsoft Corp.	20,265	8,412,609
Salesforce, Inc.	8,798	2,062,603
		11,895,426
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	18,604	3,576,619
TOTAL INFORMATION TECHNOLOGY		28,173,563
MATERIALS - 4.2%
Chemicals - 1.9%
Linde PLC	4,795	2,088,318
Containers & Packaging - 2.3%
Avery Dennison Corp.	6,576	1,496,632
Crown Holdings, Inc.	12,116	1,020,046
		2,516,678
TOTAL MATERIALS		4,604,996
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Prologis, Inc.	12,523	1,383,666
UTILITIES - 1.8%
Electric Utilities - 1.3%
NextEra Energy, Inc.	17,905	1,432,758
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	21,744	608,832
TOTAL UTILITIES		2,041,590
TOTAL COMMON STOCKS (Cost $96,551,849)		107,883,831

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,594,563)	1,594,244	1,594,563

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $98,146,412)	109,478,394
NET OTHER ASSETS (LIABILITIES) - 0.9%	965,556
NET ASSETS - 100.0%	110,443,950

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	268,489	43,843,246	42,517,253	76,506	81	-	1,594,563	0.0%
Total	268,489	43,843,246	42,517,253	76,506	81	-	1,594,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,128,082	10,128,082	-	-
Consumer Discretionary	12,051,765	10,682,603	1,369,162	-
Consumer Staples	5,949,614	4,888,368	1,061,246	-
Energy	4,348,355	2,710,900	1,637,455	-
Financials	14,276,969	14,276,969	-	-
Health Care	13,750,535	13,750,535	-	-
Industrials	11,174,696	10,277,662	897,034	-
Information Technology	28,173,563	28,173,563	-	-
Materials	4,604,996	4,604,996	-	-
Real Estate	1,383,666	1,383,666	-	-
Utilities	2,041,590	2,041,590	-	-

Money Market Funds	1,594,563	1,594,563	-	-
Total Investments in Securities:	109,478,394	104,513,497	4,964,897	-
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $96,551,849)	$107,883,831
Fidelity Central Funds (cost $1,594,563)	1,594,563

Total Investment in Securities (cost $98,146,412)		$109,478,394
Foreign currency held at value (cost $20)		20
Receivable for fund shares sold		1,002,199
Dividends receivable		46,543
Distributions receivable from Fidelity Central Funds		10,766
Prepaid expenses		2
Total assets		110,537,924
Liabilities
Payable for fund shares redeemed	$2,831
Accrued management fee	44,660
Audit fee payable	33,177
Custody fee payable	8,814
Other payables and accrued expenses	4,492
Total liabilities		93,974
Net Assets		$110,443,950
Net Assets consist of:
Paid in capital		$98,218,768
Total accumulated earnings (loss)		12,225,182
Net Assets		$110,443,950
Net Asset Value, offering price and redemption price per share ($110,443,950 ÷ 9,122,181 shares)		$12.11
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$550,418
Interest		19
Income from Fidelity Central Funds		76,506
Total income		626,943
Expenses
Management fee	$225,870
Custodian fees and expenses	21,110
Independent trustees' fees and expenses	147
Registration fees	33,401
Audit	43,865
Legal	10
Miscellaneous	839
Total expenses before reductions	325,242
Expense reductions	(62,217)
Total expenses after reductions		263,025
Net Investment income (loss)		363,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	784,939
Fidelity Central Funds	81
Foreign currency transactions	860
Total net realized gain (loss)		785,880
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,850,250
Assets and liabilities in foreign currencies	112
Total change in net unrealized appreciation (depreciation)		10,850,362
Net gain (loss)		11,636,242
Net increase (decrease) in net assets resulting from operations		$12,000,160
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$363,918	$38,390
Net realized gain (loss)	785,880	(85,243)
Change in net unrealized appreciation (depreciation)	10,850,362	550,925
Net increase (decrease) in net assets resulting from operations	12,000,160	504,072
Distributions to shareholders	(142,989)	(18,138)

Share transactions
Proceeds from sales of shares	97,504,484	7,183,631
Reinvestment of distributions	125,081	17,819
Cost of shares redeemed	(7,087,145)	(570,765)

Net increase (decrease) in net assets resulting from share transactions	90,542,420	6,630,685
Total increase (decrease) in net assets	102,399,591	7,116,619

Net Assets
Beginning of period	8,044,359	927,740
End of period	$110,443,950	$8,044,359

Other Information
Shares
Sold	8,903,387	796,395
Issued in reinvestment of distributions	11,742	1,996
Redeemed	(630,303)	(61,367)
Net increase (decrease)	8,284,826	737,024

Financial Highlights
Fidelity® SAI Sustainable U.S. Equity Fund

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.10 D	.01
Net realized and unrealized gain (loss)	2.46	.32	(.76)
Total from investment operations	2.55	.42	(.75)
Distributions from net investment income	(.05)	(.06)	-
Total distributions	(.05)	(.06)	-
Net asset value, end of period	$12.11	$9.61	$9.25
Total Return E,F	26.61%	4.53%	(7.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	3.03%	7.28% I,J
Expenses net of fee waivers, if any	.59%	.59%	.60% I,J
Expenses net of all reductions	.59%	.59%	.60% I,J
Net investment income (loss)	.82%	1.07% D	.73% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$110,444	$8,044	$928
Portfolio turnover rate K	49%	35%	2% L

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,455,964
Gross unrealized depreciation	(2,291,469)
Net unrealized appreciation (depreciation)	$11,164,495
Tax Cost	$98,313,899

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$910,531
Undistributed long-term capital gain	$150,044
Net unrealized appreciation (depreciation) on securities and other investments	$11,164,608

The tax character of distributions paid was as follows:

	May 31, 2024	May 31, 2023
Ordinary Income	$142,989	$ 18,138

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	110,220,922	21,831,413

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .498% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .51% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	665

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable U.S. Equity Fund	2,610,986	1,442,946	125,766

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	57

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .60% of average net assets. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $59,326.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $308.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2,583.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable U.S. Equity Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended May 31, 2024 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the two years in the period ended May 31, 2024 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2024, $150,044, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity SAI Sustainable U.S. Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered Fidelity's representations that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable U.S. Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a flat management fee that replaced the prior management fee structure. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2023 and below the competitive median of the asset size peer group for the period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.60% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9904862.102
EFS-ANN-0724
Fidelity® Sustainable U.S. Equity Fund

Annual Report
May 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable U.S. Equity Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Entertainment - 3.0%
Netflix, Inc. (a)	369	236,758
The Walt Disney Co.	5,504	571,921
		808,679
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A	6,878	1,186,455
Media - 1.8%
Comcast Corp. Class A	6,662	266,680
TEGNA, Inc.	13,688	204,088
		470,768
TOTAL COMMUNICATION SERVICES		2,465,902
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 0.6%
Aptiv PLC (a)	1,796	149,535
Automobiles - 1.0%
General Motors Co.	762	34,282
Tesla, Inc. (a)	1,253	223,134
		257,416
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	5,980	1,055,111
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	1,442	289,265
Starbucks Corp.	2,373	190,362
		479,627
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	3,848	222,530
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,988	439,925
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	418	334,293
TOTAL CONSUMER DISCRETIONARY		2,938,437
CONSUMER STAPLES - 5.4%
Consumer Staples Distribution & Retail - 1.0%
Sprouts Farmers Market LLC (a)	3,361	265,452
Food Products - 1.0%
Danone SA	4,010	258,605
Household Products - 2.8%
Procter & Gamble Co.	4,600	756,884
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	1,348	166,289
TOTAL CONSUMER STAPLES		1,447,230
ENERGY - 3.9%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	12,829	429,515
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	1,469	231,794
Equinor ASA	13,777	399,915
		631,709
TOTAL ENERGY		1,061,224
FINANCIALS - 13.0%
Banks - 1.4%
Bank of America Corp.	4,308	172,277
Citigroup, Inc.	3,331	207,555
		379,832
Capital Markets - 4.2%
BlackRock, Inc. Class A	533	411,492
Moody's Corp.	1,477	586,354
Northern Trust Corp.	1,588	133,773
		1,131,619
Consumer Finance - 2.4%
American Express Co.	2,215	531,600
Discover Financial Services	945	115,914
		647,514
Financial Services - 2.5%
MasterCard, Inc. Class A	1,160	518,601
Voya Financial, Inc.	1,974	149,669
		668,270
Insurance - 2.5%
The Travelers Companies, Inc.	3,057	659,395
TOTAL FINANCIALS		3,486,630
HEALTH CARE - 12.5%
Biotechnology - 1.8%
Exact Sciences Corp. (a)	2,211	100,490
Gilead Sciences, Inc.	4,508	289,729
Moderna, Inc. (a)	717	102,208
		492,427
Health Care Providers & Services - 4.4%
BrightSpring Health Services, Inc.	22,609	254,351
Centene Corp. (a)	3,601	257,796
Cigna Group	1,833	631,688
CVS Health Corp.	701	41,780
		1,185,615
Life Sciences Tools & Services - 2.9%
Danaher Corp.	1,408	361,574
ICON PLC (a)	1,272	413,171
		774,745
Pharmaceuticals - 3.4%
Merck & Co., Inc.	5,738	720,349
Zoetis, Inc. Class A	1,038	176,003
		896,352
TOTAL HEALTH CARE		3,349,139
INDUSTRIALS - 11.0%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	1,663	231,041
Building Products - 1.1%
Johnson Controls International PLC	3,993	287,137
Commercial Services & Supplies - 1.2%
Veralto Corp.	3,193	314,766
Electrical Equipment - 3.5%
Acuity Brands, Inc.	1,425	369,944
Generac Holdings, Inc. (a)	961	141,469
Prysmian SpA	3,317	218,158
Regal Rexnord Corp.	1,365	204,122
		933,693
Machinery - 2.1%
Deere & Co.	591	221,483
Ingersoll Rand, Inc.	2,080	193,544
Timken Co.	1,608	139,719
		554,746
Professional Services - 2.3%
KBR, Inc.	6,761	443,927
ManpowerGroup, Inc.	2,174	162,224
UL Solutions, Inc. Class A	400	15,428
		621,579
TOTAL INDUSTRIALS		2,942,962
INFORMATION TECHNOLOGY - 25.7%
IT Services - 1.6%
Accenture PLC Class A	1,512	426,822
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	912	152,213
First Solar, Inc. (a)	784	213,060
NVIDIA Corp.	1,561	1,711,371
NXP Semiconductors NV	551	149,927
ON Semiconductor Corp. (a)	6,450	471,108
		2,697,679
Software - 10.8%
Gen Digital, Inc.	6,331	157,199
Intuit, Inc.	327	188,496
Microsoft Corp.	4,937	2,049,495
Salesforce, Inc.	2,156	505,453
		2,900,643
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	4,516	868,201
TOTAL INFORMATION TECHNOLOGY		6,893,345
MATERIALS - 4.2%
Chemicals - 1.9%
Linde PLC	1,171	509,994
Containers & Packaging - 2.3%
Avery Dennison Corp.	1,606	365,510
Crown Holdings, Inc.	2,951	248,445
		613,955
TOTAL MATERIALS		1,123,949
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Prologis, Inc.	3,058	337,878
UTILITIES - 1.9%
Electric Utilities - 1.3%
NextEra Energy, Inc.	4,373	349,927
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	5,329	149,212
TOTAL UTILITIES		499,139
TOTAL COMMON STOCKS (Cost $21,720,124)		26,545,835

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Somatus, Inc. Series E (a)(b)(c) (Cost $32,287)	37	38,458

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $271,902)	271,848	271,902

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,024,313)	26,856,195
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,512)
NET ASSETS - 100.0%	26,854,683

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,458 or 0.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	431,383	7,265,730	7,425,203	27,150	(8)	-	271,902	0.0%
Total	431,383	7,265,730	7,425,203	27,150	(8)	-	271,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,465,902	2,465,902	-	-
Consumer Discretionary	2,938,437	2,604,144	334,293	-
Consumer Staples	1,447,230	1,188,625	258,605	-
Energy	1,061,224	661,309	399,915	-
Financials	3,486,630	3,486,630	-	-
Health Care	3,387,597	3,349,139	-	38,458
Industrials	2,942,962	2,724,804	218,158	-
Information Technology	6,893,345	6,893,345	-	-
Materials	1,123,949	1,123,949	-	-
Real Estate	337,878	337,878	-	-
Utilities	499,139	499,139	-	-

Money Market Funds	271,902	271,902	-	-
Total Investments in Securities:	26,856,195	25,606,766	1,210,971	38,458
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,752,411)	$26,584,293
Fidelity Central Funds (cost $271,902)	271,902

Total Investment in Securities (cost $22,024,313)		$26,856,195
Foreign currency held at value (cost $14)		14
Receivable for fund shares sold		12,118
Dividends receivable		14,776
Distributions receivable from Fidelity Central Funds		1,430
Prepaid expenses		3
Receivable from investment adviser for expense reductions		48,174
Total assets		26,932,710
Liabilities
Payable for fund shares redeemed	$18,792
Accrued management fee	15,169
Distribution and service plan fees payable	832
Audit fee payable	39,120
Other payables and accrued expenses	4,114
Total liabilities		78,027
Net Assets		$26,854,683
Net Assets consist of:
Paid in capital		$22,968,385
Total accumulated earnings (loss)		3,886,298
Net Assets		$26,854,683

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,163,203 ÷ 95,186 shares)(a)		$12.22
Maximum offering price per share (100/94.25 of $12.22)		$12.97
Class M :
Net Asset Value and redemption price per share ($423,511 ÷ 34,742 shares)(a)		$12.19
Maximum offering price per share (100/96.50 of $12.19)		$12.63
Class C :
Net Asset Value and offering price per share ($506,466 ÷ 41,986 shares)(a)		$12.06
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value, offering price and redemption price per share ($24,204,604 ÷ 1,976,449 shares)		$12.25
Class I :
Net Asset Value, offering price and redemption price per share ($192,950 ÷ 15,756 shares)		$12.25
Class Z :
Net Asset Value, offering price and redemption price per share ($363,949 ÷ 29,590 shares)		$12.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$280,629
Income from Fidelity Central Funds		27,150
Total income		307,779
Expenses
Management fee
Basic fee	$127,983
Performance adjustment	336
Transfer agent fees	36,751
Distribution and service plan fees	8,314
Accounting fees and expenses	5,655
Custodian fees and expenses	3,709
Independent trustees' fees and expenses	105
Registration fees	81,755
Audit	52,118
Legal	11
Miscellaneous	1,659
Total expenses before reductions	318,396
Expense reductions	(108,263)
Total expenses after reductions		210,133
Net Investment income (loss)		97,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	572,127
Fidelity Central Funds	(8)
Foreign currency transactions	839
Total net realized gain (loss)		572,958
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,666,723
Assets and liabilities in foreign currencies	66
Total change in net unrealized appreciation (depreciation)		4,666,789
Net gain (loss)		5,239,747
Net increase (decrease) in net assets resulting from operations		$5,337,393
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,646	$126,401
Net realized gain (loss)	572,958	(1,069,431)
Change in net unrealized appreciation (depreciation)	4,666,789	1,611,360
Net increase (decrease) in net assets resulting from operations	5,337,393	668,330
Distributions to shareholders	(90,017)	(108,305)

Share transactions - net increase (decrease)	3,790,425	1,194,089
Total increase (decrease) in net assets	9,037,801	1,754,114

Net Assets
Beginning of period	17,816,882	16,062,768
End of period	$26,854,683	$17,816,882

Financial Highlights
Fidelity Advisor® Sustainable U.S. Equity Fund Class A

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.05 D	- E
Net realized and unrealized gain (loss)	2.53	.31	(.58)
Total from investment operations	2.55	.36	(.58)
Distributions from net investment income	(.03)	(.04)	-
Distributions from net realized gain	-	-	(.04)
Total distributions	(.03)	(.04)	(.04)
Net asset value, end of period	$12.22	$9.70	$9.38
Total Return F,G,H	26.27%	3.90%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.65%	1.97%	3.52% K
Expenses net of fee waivers, if any	1.15%	1.15%	1.14% K
Expenses net of all reductions	1.15%	1.15%	1.14% K
Net investment income (loss)	.22%	.56% D	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$1,163	$642	$633
Portfolio turnover rate M	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable U.S. Equity Fund Class M

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.03 E	(.02)
Net realized and unrealized gain (loss)	2.51	.31	(.59)
Total from investment operations	2.51	.34	(.61)
Distributions from net investment income	- D	(.03)	-
Distributions from net realized gain	-	-	(.02)
Total distributions	- D	(.03)	(.02)
Net asset value, end of period	$12.19	$9.68	$9.37
Total Return F,G,H	25.95%	3.66%	(6.10)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.89%	2.19%	4.05% K
Expenses net of fee waivers, if any	1.40%	1.40%	1.39% K
Expenses net of all reductions	1.40%	1.40%	1.39% K
Net investment income (loss)	(.03)%	.31% E	(.26)% K
Supplemental Data
Net assets, end of period (000 omitted)	$424	$351	$258
Portfolio turnover rate L	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable U.S. Equity Fund Class C

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.02) D	(.07)
Net realized and unrealized gain (loss)	2.50	.31	(.58)
Total from investment operations	2.44	.29	(.65)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.01)
Net asset value, end of period	$12.06	$9.62	$9.34
Total Return E,F,G	25.36%	3.07%	(6.53)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.38%	2.71%	4.65% J
Expenses net of fee waivers, if any	1.90%	1.90%	1.89% J
Expenses net of all reductions	1.90%	1.90%	1.89% J
Net investment income (loss)	(.53)%	(.20)% D	(.75)% J
Supplemental Data
Net assets, end of period (000 omitted)	$506	$305	$273
Portfolio turnover rate K	45%	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Sustainable U.S. Equity Fund

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.07 D	.02
Net realized and unrealized gain (loss)	2.53	.31	(.57)
Total from investment operations	2.58	.38	(.55)
Distributions from net investment income	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	(.04)
Total distributions	(.05)	(.06)	(.05)
Net asset value, end of period	$12.25	$9.72	$9.40
Total Return E,F	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.38%	1.70%	3.21% I
Expenses net of fee waivers, if any	.90%	.90%	.89% I
Expenses net of all reductions	.90%	.90%	.89% I
Net investment income (loss)	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,205	$16,265	$14,669
Portfolio turnover rate J	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable U.S. Equity Fund Class I

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.07 D	.02
Net realized and unrealized gain (loss)	2.53	.31	(.57)
Total from investment operations	2.58	.38	(.55)
Distributions from net investment income	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	(.04)
Total distributions	(.05)	(.06)	(.05)
Net asset value, end of period	$12.25	$9.72	$9.40
Total Return E,F	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.27%	1.58%	3.76% I
Expenses net of fee waivers, if any	.90%	.90%	.90% I
Expenses net of all reductions	.90%	.90%	.90% I
Net investment income (loss)	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$193	$124	$116
Portfolio turnover rate J	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Sustainable U.S. Equity Fund Class Z

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.09 D	.04
Net realized and unrealized gain (loss)	2.54	.30	(.58)
Total from investment operations	2.61	.39	(.54)
Distributions from net investment income	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	(.04)
Total distributions	(.05)	(.06)	(.05)
Net asset value, end of period	$12.30	$9.74	$9.41
Total Return E,F	26.83%	4.24%	(5.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.21%	1.51%	3.72% I
Expenses net of fee waivers, if any	.75%	.75%	.75% I
Expenses net of all reductions	.75%	.75%	.75% I
Net investment income (loss)	.62%	.96% D	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$364	$130	$113
Portfolio turnover rate J	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,563,166
Gross unrealized depreciation	(856,573)
Net unrealized appreciation (depreciation)	$4,706,593
Tax Cost	$22,149,602

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,647
Undistributed Gains	$220,798
Capital loss carryforward	$(1,071,840)
Net unrealized appreciation (depreciation) on securities and other investments	$4,706,693

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(723,468)
Long-term	(348,372)
Total capital loss carryforward	$(1,071,840)

Due to large subscriptions in a prior period, approximately $1,071,840 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $303,809 of those capital losses per year to offset capital gains. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

	May 31, 2024	May 31, 2023
Ordinary Income	$90,017	$ 108,305

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	13,812,072	9,827,678
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.68
Class I	.65
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Sustainable U.S. Equity Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable U.S. Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was less than .005%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	2,245	458
Class M	.25%	.25%	1,908	477
Class C	.75%	.25%	4,161	1,381
			8,314	2,316

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,816
Class M	134
Class CA	4
1,954

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.2000
Class M	.2000
Class C	.2000
Fidelity Sustainable U.S. Equity Fund	.2000
Class I	.1317

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund,except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,482.24
Class M	663.24
Class C	679.23
Fidelity Sustainable U.S. Equity Fund	33,693.23
Class I	165.13
Class Z	69.04
	36,751

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Sustainable U.S. Equity Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Sustainable U.S. Equity Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable U.S. Equity Fund	109

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable U.S. Equity Fund	534,767	953,782	84,931
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Sustainable U.S. Equity Fund	38
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	4,404
Class M	1.40%	1,859
Class C	1.90%	1,982
Fidelity Sustainable U.S. Equity Fund	.90%	96,124
Class I	.90%	624
Class Z	.75%	1,148
		$106,141

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $341.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,781.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended May 31, 2024	Year ended May 31, 2023
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$2,031	$2,967
Class M	69	1,064
Class C	-	201
Fidelity Sustainable U.S. Equity Fund	86,166	102,541
Class I	775	778
Class Z	976	754
Total	$90,017	$108,305
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2024	Year ended May 31, 2023	Year ended May 31, 2024	Year ended May 31, 2023
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	39,427	29,639	$424,084	$276,421
Reinvestment of distributions	189	334	2,031	2,967
Shares redeemed	(10,614)	(31,294)	(116,524)	(282,276)
Net increase (decrease)	29,002	(1,321)	$309,591	$(2,888)
Class M
Shares sold	7,112	9,821	$76,164	$88,021
Reinvestment of distributions	6	120	69	1,064
Shares redeemed	(8,633)	(1,245)	(90,889)	(11,576)
Net increase (decrease)	(1,515)	8,696	$(14,656)	$77,509
Class C
Shares sold	17,564	9,716	$182,141	$89,433
Reinvestment of distributions	-	23	-	201
Shares redeemed	(7,311)	(7,231)	(82,022)	(68,668)
Net increase (decrease)	10,253	2,508	$100,119	$20,966
Fidelity Sustainable U.S. Equity Fund
Shares sold	854,158	645,911	$9,116,739	$5,923,495
Reinvestment of distributions	6,965	10,196	74,785	90,609
Shares redeemed	(558,573)	(543,016)	(5,995,611)	(4,932,160)
Net increase (decrease)	302,550	113,091	$3,195,913	$1,081,944
Class I
Shares sold	11,978	284	$125,769	$2,705
Reinvestment of distributions	55	88	590	778
Shares redeemed	(8,991)	-	(101,667)	-
Net increase (decrease)	3,042	372	$24,692	$3,483
Class Z
Shares sold	16,588	1,977	$179,201	$18,587
Reinvestment of distributions	64	85	685	754
Shares redeemed	(443)	(690)	(5,120)	(6,266)
Net increase (decrease)	16,209	1,372	$174,766	$13,075
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Sustainable U.S. Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable U.S. Equity Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2024, $224,703 or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Sustainable U.S. Equity Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable U.S. Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund was recently launched and has not yet achieved scale. The Board noted that the fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context. The Board also noted noted that the total expense ratio of the retail class was one basis point above the similar sales load structure group and that Fidelity informed the Board that it anticipates that this fund will rank at or below median as assets grow.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9901904.102
SUS-ANN-0724
Fidelity® SAI Sustainable Sector Fund

Annual Report
May 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Sector Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	36,375	662,753
Cellnex Telecom SA (a)	2,870	104,841
		767,594
Entertainment - 1.7%
Capcom Co. Ltd.	6,386	117,759
Netflix, Inc. (b)	1,021	655,094
Roku, Inc. Class A (b)	1,263	72,496
Sea Ltd. ADR (b)	5,380	363,258
Spotify Technology SA (b)	395	117,228
Take-Two Interactive Software, Inc. (b)	637	102,149
The Walt Disney Co.	7,036	731,111
Ubisoft Entertainment SA (b)	3,140	76,791
		2,235,886
Interactive Media & Services - 7.1%
Alphabet, Inc. Class A	28,524	4,920,390
Match Group, Inc. (b)	3,146	96,362
Meta Platforms, Inc. Class A	8,261	3,856,483
Pinterest, Inc. Class A (b)	4,365	181,104
Snap, Inc. Class A (b)	17,295	259,771
		9,314,110
Media - 0.4%
Charter Communications, Inc. Class A (b)	673	193,232
Comcast Corp. Class A	5,448	218,083
Ibotta, Inc.	612	59,444
Paramount Global Class B	6,533	77,808
		548,567
TOTAL COMMUNICATION SERVICES		12,866,157
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.3%
Aptiv PLC (b)	2,566	213,645
Lear Corp.	1,271	159,320
		372,965
Automobiles - 0.9%
Tesla, Inc. (b)	6,641	1,182,629
Broadline Retail - 4.4%
Amazon.com, Inc. (b)	31,955	5,638,140
Etsy, Inc. (b)	1,341	85,113
		5,723,253
Distributors - 0.1%
LKQ Corp.	3,793	163,213
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (b)	1,612	233,627
Booking Holdings, Inc.	139	524,913
Domino's Pizza, Inc.	418	212,586
Flutter Entertainment PLC (b)	1,181	227,265
Marriott International, Inc. Class A	1,654	382,355
McDonald's Corp.	738	191,061
Restaurant Brands International, Inc.	5,015	343,888
Starbucks Corp.	3,178	254,939
Yum! Brands, Inc.	2,799	384,667
		2,755,301
Household Durables - 0.1%
D.R. Horton, Inc.	463	68,431
Mohawk Industries, Inc. (b)	894	109,005
		177,436
Leisure Products - 0.1%
Brunswick Corp.	1,564	129,077
Specialty Retail - 1.7%
Burlington Stores, Inc. (b)	461	110,663
Foot Locker, Inc.	2,034	56,403
Lowe's Companies, Inc.	3,806	842,230
The Home Depot, Inc.	1,027	343,911
TJX Companies, Inc.	7,435	766,549
Valvoline, Inc. (b)	4,212	171,007
		2,290,763
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	4,739	450,442
PVH Corp.	1,374	164,894
Tapestry, Inc.	5,304	230,671
		846,007
TOTAL CONSUMER DISCRETIONARY		13,640,644
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	2,325	581,785
The Coca-Cola Co.	19,387	1,220,024
		1,801,809
Consumer Staples Distribution & Retail - 2.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	4,185	244,262
Costco Wholesale Corp.	1,022	827,708
Dollar General Corp.	2,814	385,265
U.S. Foods Holding Corp. (b)	3,013	159,177
Walmart, Inc.	19,355	1,272,785
		2,889,197
Food Products - 0.1%
Bunge Global SA	1,037	111,571
Household Products - 1.7%
Colgate-Palmolive Co.	6,644	617,626
Procter & Gamble Co.	9,629	1,584,356
		2,201,982
Personal Care Products - 0.3%
BellRing Brands, Inc. (b)	3,809	221,570
Estee Lauder Companies, Inc. Class A	1,583	195,279
		416,849
TOTAL CONSUMER STAPLES		7,421,408
ENERGY - 2.9%
Energy Equipment & Services - 0.5%
Expro Group Holdings NV (b)	11,201	245,862
Weatherford International PLC (b)	3,170	381,478
		627,340
Oil, Gas & Consumable Fuels - 2.4%
Galp Energia SGPS SA Class B	21,667	455,638
Hess Corp.	2,872	442,575
Kosmos Energy Ltd. (b)	52,304	319,054
MEG Energy Corp. (b)	10,447	226,807
Phillips 66 Co.	3,546	503,922
Shell PLC ADR	8,447	614,773
Valero Energy Corp.	3,724	585,189
		3,147,958
TOTAL ENERGY		3,775,298
FINANCIALS - 12.5%
Banks - 4.8%
Bank of America Corp.	26,210	1,048,138
Citigroup, Inc.	10,318	642,915
Citizens Financial Group, Inc.	5,344	188,590
Eurobank Ergasias Services and Holdings SA ADR (b)	142,187	147,164
HDFC Bank Ltd. sponsored ADR	1,352	78,267
JPMorgan Chase & Co.	10,228	2,072,500
KeyCorp	16,240	233,369
M&T Bank Corp.	1,776	269,242
Pathward Financial, Inc.	1,693	90,254
Piraeus Financial Holdings SA (b)	18,337	72,038
PNC Financial Services Group, Inc.	2,821	443,997
UMB Financial Corp.	1,278	105,358
Wells Fargo & Co.	15,429	924,506
		6,316,338
Capital Markets - 3.0%
Bank of New York Mellon Corp.	7,481	445,942
BlackRock, Inc. Class A	480	370,574
Cboe Global Markets, Inc.	1,735	300,138
CVC Capital Partners PLC (a)	3,405	66,167
Intercontinental Exchange, Inc.	3,510	469,989
London Stock Exchange Group PLC	1,248	146,286
LPL Financial	1,161	332,290
MarketAxess Holdings, Inc.	1,542	306,750
Moody's Corp.	821	325,929
Morgan Stanley	7,287	712,960
Northern Trust Corp.	300	25,272
State Street Corp.	3,504	264,867
Tradeweb Markets, Inc. Class A	1,549	168,856
		3,936,020
Consumer Finance - 0.4%
Discover Financial Services	3,052	374,358
OneMain Holdings, Inc.	2,388	117,299
		491,657
Financial Services - 2.0%
Apollo Global Management, Inc.	4,791	556,523
Global Payments, Inc.	2,560	260,736
PayPal Holdings, Inc. (b)	1,975	124,405
Visa, Inc. Class A	5,854	1,594,981
Voya Financial, Inc.	1,597	121,085
		2,657,730
Insurance - 2.3%
Arthur J. Gallagher & Co.	1,717	434,968
Chubb Ltd.	2,379	644,281
Everest Re Group Ltd.	467	182,564
Globe Life, Inc.	2,243	185,631
Hartford Financial Services Group, Inc.	3,915	405,007
Marsh & McLennan Companies, Inc.	2,411	500,475
Progressive Corp.	1,835	387,515
Prudential PLC	6,585	63,076
Unum Group	3,183	171,436
		2,974,953
TOTAL FINANCIALS		16,376,698
HEALTH CARE - 12.0%
Biotechnology - 1.8%
AbbVie, Inc.	2,448	394,716
Alnylam Pharmaceuticals, Inc. (b)	1,634	242,535
Cytokinetics, Inc. (b)	4,426	214,705
Exact Sciences Corp. (b)	4,789	217,660
Merus BV (b)	1,075	57,233
Regeneron Pharmaceuticals, Inc. (b)	741	726,299
Vaxcyte, Inc. (b)	3,320	233,296
Viridian Therapeutics, Inc. (b)	5,157	61,626
Xenon Pharmaceuticals, Inc. (b)	4,477	170,439
		2,318,509
Health Care Equipment & Supplies - 3.2%
Atricure, Inc. (b)	5,360	120,814
Boston Scientific Corp. (b)	24,131	1,823,580
Edwards Lifesciences Corp. (b)	3,873	336,525
Glaukos Corp. (b)	2,574	290,141
Inspire Medical Systems, Inc. (b)	1,233	195,788
Insulet Corp. (b)	1,869	331,168
Intuitive Surgical, Inc. (b)	752	302,394
Masimo Corp. (b)	1,764	219,618
Penumbra, Inc. (b)	1,112	210,691
Stryker Corp.	1,289	439,665
		4,270,384
Health Care Providers & Services - 2.7%
Centene Corp. (b)	5,561	398,112
Cigna Group	1,626	560,352
CVS Health Corp.	7,420	442,232
LifeStance Health Group, Inc. (b)	34,999	194,944
Molina Healthcare, Inc. (b)	336	105,699
UnitedHealth Group, Inc.	3,719	1,842,281
		3,543,620
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	4,487	95,080
Phreesia, Inc. (b)	6,385	120,804
Veeva Systems, Inc. Class A (b)	1,103	192,198
		408,082
Life Sciences Tools & Services - 1.5%
Danaher Corp.	4,571	1,173,833
IQVIA Holdings, Inc. (b)	1,301	285,036
Thermo Fisher Scientific, Inc.	813	461,768
		1,920,637
Pharmaceuticals - 2.5%
AstraZeneca PLC (United Kingdom)	1,585	246,387
Eli Lilly & Co.	1,897	1,556,185
Merck & Co., Inc.	9,093	1,141,535
Royalty Pharma PLC	3,881	106,378
UCB SA	1,762	247,157
		3,297,642
TOTAL HEALTH CARE		15,758,874
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.3%
General Electric Co.	6,418	1,059,869
Howmet Aerospace, Inc.	6,508	550,902
Lockheed Martin Corp.	1,564	735,612
Northrop Grumman Corp.	784	353,404
RTX Corp.	3,183	343,159
		3,042,946
Air Freight & Logistics - 0.2%
FedEx Corp.	909	230,850
Building Products - 0.8%
Trane Technologies PLC	3,304	1,081,928
Construction & Engineering - 0.2%
Quanta Services, Inc.	1,069	294,980
Electrical Equipment - 1.1%
AMETEK, Inc.	4,875	826,703
Eaton Corp. PLC	1,929	642,068
		1,468,771
Ground Transportation - 1.2%
CSX Corp.	11,113	375,064
Old Dominion Freight Lines, Inc.	2,691	471,598
Uber Technologies, Inc. (b)	4,675	301,818
Union Pacific Corp.	1,534	357,146
		1,505,626
Machinery - 2.4%
Caterpillar, Inc.	1,811	613,060
Deere & Co.	621	232,726
Fortive Corp.	6,993	520,559
Ingersoll Rand, Inc.	8,956	833,356
Parker Hannifin Corp.	1,866	991,816
		3,191,517
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,396	71,224
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	18,843	180,704
TOTAL INDUSTRIALS		11,068,546
INFORMATION TECHNOLOGY - 28.9%
IT Services - 0.7%
Capgemini SA	1,160	235,018
EPAM Systems, Inc. (b)	1,000	177,930
MongoDB, Inc. Class A (b)	1,270	299,796
Twilio, Inc. Class A (b)	3,051	175,127
		887,871
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (b)	3,465	578,309
ASML Holding NV (Netherlands)	683	653,475
Astera Labs, Inc.	2,671	172,386
Lattice Semiconductor Corp. (b)	3,029	224,873
Marvell Technology, Inc.	166	11,422
Micron Technology, Inc.	9,934	1,241,750
NVIDIA Corp.	8,601	9,429,534
NXP Semiconductors NV	780	212,238
ON Semiconductor Corp. (b)	7,196	525,596
Renesas Electronics Corp.	16,268	299,764
SolarEdge Technologies, Inc. (b)	4,791	234,711
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,335	1,107,878
		14,691,936
Software - 12.5%
Adobe, Inc. (b)	2,450	1,089,662
Autodesk, Inc. (b)	2,023	407,837
Elastic NV (b)	2,236	232,656
HubSpot, Inc. (b)	779	476,008
Intuit, Inc.	1,339	771,853
Microsoft Corp.	27,624	11,467,546
Salesforce, Inc.	4,552	1,067,171
Synopsys, Inc. (b)	1,031	578,185
Tenable Holdings, Inc. (b)	3,003	126,697
Workday, Inc. Class A (b)	1,189	251,414
		16,469,029
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	30,521	5,867,662
TOTAL INFORMATION TECHNOLOGY		37,916,498
MATERIALS - 2.9%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	883	235,496
Axalta Coating Systems Ltd. (b)	5,563	197,987
Corteva, Inc.	6,523	364,897
Dow, Inc.	7,373	424,906
Ecolab, Inc.	1,476	342,727
Element Solutions, Inc.	7,615	182,988
Linde PLC	1,788	778,710
LyondellBasell Industries NV Class A	3,026	300,845
Olin Corp.	2,837	152,517
The Chemours Co. LLC	5,022	124,646
		3,105,719
Containers & Packaging - 0.1%
Aptargroup, Inc.	704	103,974
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	15,305	196,625
Franco-Nevada Corp.	1,847	227,245
Nucor Corp.	1,497	252,768
		676,638
TOTAL MATERIALS		3,886,331
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	629	74,851
American Tower Corp.	1,795	351,353
COPT Defense Properties (SBI)	1,438	35,475
Crown Castle, Inc.	1,803	184,808
CubeSmart	3,908	165,347
Digital Realty Trust, Inc.	849	123,394
Equinix, Inc.	402	306,718
Essex Property Trust, Inc.	406	105,475
Mid-America Apartment Communities, Inc.	842	112,584
Omega Healthcare Investors, Inc.	2,356	76,169
Prologis, Inc.	3,576	395,112
Public Storage	744	203,730
Simon Property Group, Inc.	1,691	255,865
Sun Communities, Inc.	1,322	155,983
Ventas, Inc.	3,766	189,279
Welltower, Inc.	2,630	272,652
		3,008,795
UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	962	86,821
Edison International	3,732	286,804
Eversource Energy	3,595	212,932
FirstEnergy Corp.	3,348	134,790
NextEra Energy, Inc.	7,623	609,992
NRG Energy, Inc.	1,517	122,877
PG&E Corp.	21,703	402,374
PPL Corp.	5,261	154,305
		2,010,895
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	7,815	168,726
Vistra Corp.	2,138	211,833
		380,559
Multi-Utilities - 0.5%
NiSource, Inc.	4,314	125,365
Public Service Enterprise Group, Inc.	2,137	161,899
Sempra	5,325	410,185
		697,449
TOTAL UTILITIES		3,088,903
TOTAL COMMON STOCKS (Cost $113,875,443)		128,808,152

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,762,155)	1,761,803	1,762,155

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares ESG Aware MSCI U.S.A. ETF (Cost $1,142,285)	9,900	1,143,648

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $116,779,883)	131,713,955
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(328,235)
NET ASSETS - 100.0%	131,385,720

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,008 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	128,396	38,467,114	36,833,425	52,863	70	-	1,762,155	0.0%
Total	128,396	38,467,114	36,833,425	52,863	70	-	1,762,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,866,157	12,684,525	181,632	-
Consumer Discretionary	13,640,644	13,413,379	227,265	-
Consumer Staples	7,421,408	7,421,408	-	-
Energy	3,775,298	3,319,660	455,638	-
Financials	16,376,698	16,029,131	347,567	-
Health Care	15,758,874	15,265,330	493,544	-
Industrials	11,068,546	11,068,546	-	-
Information Technology	37,916,498	36,728,241	1,188,257	-
Materials	3,886,331	3,886,331	-	-
Real Estate	3,008,795	3,008,795	-	-
Utilities	3,088,903	3,088,903	-	-

Money Market Funds	1,762,155	1,762,155	-	-

Equity Funds	1,143,648	1,143,648	-	-
Total Investments in Securities:	131,713,955	128,820,052	2,893,903	-
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $115,017,728)	$129,951,800
Fidelity Central Funds (cost $1,762,155)	1,762,155

Total Investment in Securities (cost $116,779,883)		$131,713,955
Foreign currency held at value (cost $8,406)		8,406
Receivable for investments sold		168,854
Receivable for fund shares sold		1,135,666
Dividends receivable		90,014
Distributions receivable from Fidelity Central Funds		9,095
Prepaid expenses		2
Total assets		133,125,992
Liabilities
Payable to custodian bank	$789
Payable for investments purchased	1,649,935
Payable for fund shares redeemed	2,582
Accrued management fee	44,276
Other payables and accrued expenses	42,690
Total liabilities		1,740,272
Net Assets		$131,385,720
Net Assets consist of:
Paid in capital		$115,748,974
Total accumulated earnings (loss)		15,636,746
Net Assets		$131,385,720
Net Asset Value, offering price and redemption price per share ($131,385,720 ÷ 10,347,874 shares)		$12.70
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$623,385
Interest		12
Income from Fidelity Central Funds		52,863
Total income		676,260
Expenses
Management fee	$222,292
Custodian fees and expenses	10,250
Independent trustees' fees and expenses	183
Registration fees	36,185
Audit	44,516
Legal	495
Miscellaneous	829
Total expenses before reductions	314,750
Expense reductions	(47,221)
Total expenses after reductions		267,529
Net Investment income (loss)		408,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	595,945
Fidelity Central Funds	70
Foreign currency transactions	(927)
Total net realized gain (loss)		595,088
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	14,029,179
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		14,029,156
Net gain (loss)		14,624,244
Net increase (decrease) in net assets resulting from operations		$15,032,975
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$408,731	$57,936
Net realized gain (loss)	595,088	(125,325)
Change in net unrealized appreciation (depreciation)	14,029,156	1,030,311
Net increase (decrease) in net assets resulting from operations	15,032,975	962,922
Distributions to shareholders	(178,475)	(19,946)

Share transactions
Proceeds from sales of shares	112,118,070	11,019,872
Reinvestment of distributions	161,519	19,506
Cost of shares redeemed	(8,403,793)	(1,202,039)

Net increase (decrease) in net assets resulting from share transactions	103,875,796	9,837,339
Total increase (decrease) in net assets	118,730,296	10,780,315

Net Assets
Beginning of period	12,655,424	1,875,109
End of period	$131,385,720	$12,655,424

Other Information
Shares
Sold	9,766,272	1,219,472
Issued in reinvestment of distributions	14,674	2,203
Redeemed	(725,871)	(129,354)
Net increase (decrease)	9,055,075	1,092,321

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.09	.01
Net realized and unrealized gain (loss)	2.88	.39	(.66)
Total from investment operations	2.97	.48	(.65)
Distributions from net investment income	(.06)	(.04)	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$12.70	$9.79	$9.35
Total Return D,E	30.43%	5.16%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58%	1.93%	3.86% H,I
Expenses net of fee waivers, if any	.49%	.49%	.50% H,I
Expenses net of all reductions	.49%	.49%	.50% H,I
Net investment income (loss)	.75%	.98%	.81% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$131,386	$12,655	$1,875
Portfolio turnover rate J	162%	112%	3% K

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,808,737
Gross unrealized depreciation	(3,106,045)
Net unrealized appreciation (depreciation)	$14,702,692
Tax Cost	$117,011,263

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$868,577
Undistributed long-term capital gain	$65,504
Net unrealized appreciation (depreciation) on securities and other investments	$14,702,664

The tax character of distributions paid was as follows:

	May 31, 2024	May 31, 2023
Ordinary Income	$178,475	$ 19,946

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	192,158,374	89,365,931

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .398% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .41% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Sector Fund	1,112

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable Sector Fund	1,084,816	963,804	34,071

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Sector Fund	71
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $43,532.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $504.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,185.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable Future Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Sector Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended May 31, 2024 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the two years in the period ended May 31, 2024 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2024, $65,505, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity SAI Sustainable Sector Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered Fidelity's representations that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Sector Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a flat management fee that replaced the prior management fee structure. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2023 and below the competitive median of the asset size peer group for the period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.50% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9905645.102
SES-ANN-0724
Fidelity® SAI Sustainable Future Fund

Annual Report
May 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Future Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	16,188	666,136
Entertainment - 0.1%
Netflix, Inc. (a)	172	110,359
Interactive Media & Services - 4.8%
Alphabet, Inc. Class C	18,529	3,223,305
Meta Platforms, Inc. Class A	1,141	532,653
		3,755,958
Media - 1.4%
Comcast Corp. Class A	26,645	1,066,599
TOTAL COMMUNICATION SERVICES		5,599,052
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.0%
Lear Corp.	4	501
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	15,695	2,769,226
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	2,909	421,601
Marriott International, Inc. Class A	997	230,476
		652,077
Household Durables - 0.9%
D.R. Horton, Inc.	4,997	738,557
Specialty Retail - 2.1%
Lowe's Companies, Inc.	3,879	858,384
The Home Depot, Inc.	1,250	418,588
TJX Companies, Inc.	3,571	368,170
		1,645,142
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	6,211	627,347
Brunello Cucinelli SpA	1,396	140,737
		768,084
TOTAL CONSUMER DISCRETIONARY		6,573,587
CONSUMER STAPLES - 2.5%
Consumer Staples Distribution & Retail - 1.9%
Target Corp.	4,800	749,568
Walmart, Inc.	11,560	760,186
		1,509,754
Household Products - 0.6%
The Clorox Co.	3,295	433,490
Personal Care Products - 0.0%
Kenvue, Inc.	8	154
TOTAL CONSUMER STAPLES		1,943,398
ENERGY - 1.9%
Energy Equipment & Services - 1.4%
Baker Hughes Co. Class A	16,467	551,315
Seadrill Ltd. (a)	9,856	511,231
TechnipFMC PLC	807	21,135
		1,083,681
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy, Inc.	81	12,781
Hess Corp.	2,731	420,847
		433,628
TOTAL ENERGY		1,517,309
FINANCIALS - 16.3%
Banks - 3.4%
Bank of America Corp.	28,457	1,137,995
Huntington Bancshares, Inc.	1,418	19,739
JPMorgan Chase & Co.	2,685	544,062
PNC Financial Services Group, Inc.	1,892	297,782
U.S. Bancorp	16,547	670,981
		2,670,559
Capital Markets - 6.0%
BlackRock, Inc. Class A	554	427,705
Carlyle Group LP	4,982	214,027
CME Group, Inc.	885	179,637
Goldman Sachs Group, Inc.	1,901	867,845
Intercontinental Exchange, Inc.	4,180	559,702
KKR & Co. LP	5,818	598,323
London Stock Exchange Group PLC	5,960	698,611
Morgan Stanley	7,934	776,263
Raymond James Financial, Inc.	3,514	431,344
		4,753,457
Consumer Finance - 1.7%
American Express Co.	2,746	659,040
Capital One Financial Corp.	5,116	704,115
		1,363,155
Financial Services - 2.8%
Apollo Global Management, Inc.	11,748	1,364,648
MasterCard, Inc. Class A	775	346,479
Visa, Inc. Class A	1,804	491,518
		2,202,645
Insurance - 2.4%
Arthur J. Gallagher & Co.	202	51,173
Chubb Ltd.	3	812
Hartford Financial Services Group, Inc.	6,618	684,632
MetLife, Inc.	8,205	593,796
Progressive Corp.	91	19,217
The Travelers Companies, Inc.	2,347	506,248
		1,855,878
TOTAL FINANCIALS		12,845,694
HEALTH CARE - 11.1%
Biotechnology - 1.9%
AbbVie, Inc.	1,125	181,395
Gilead Sciences, Inc.	5,572	358,112
Regeneron Pharmaceuticals, Inc. (a)	835	818,434
Vertex Pharmaceuticals, Inc. (a)	230	104,728
		1,462,669
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	17,784	1,343,937
Health Care Providers & Services - 3.2%
Centene Corp. (a)	5,718	409,352
Cigna Group	2,542	876,024
CVS Health Corp.	5,887	350,865
Humana, Inc.	20	7,162
UnitedHealth Group, Inc.	1,749	866,402
		2,509,805
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	4,045	527,508
Danaher Corp.	2,238	574,718
Thermo Fisher Scientific, Inc.	322	182,890
		1,285,116
Pharmaceuticals - 2.7%
Eli Lilly & Co.	1,947	1,597,202
Merck & Co., Inc.	3,947	495,506
Novo Nordisk A/S Series B	14	1,897
Zoetis, Inc. Class A	11	1,865
		2,096,470
TOTAL HEALTH CARE		8,697,997
INDUSTRIALS - 15.5%
Aerospace & Defense - 2.6%
General Dynamics Corp.	3,045	912,800
General Electric Co.	3,732	616,302
Lockheed Martin Corp.	1,078	507,027
		2,036,129
Air Freight & Logistics - 0.9%
FedEx Corp.	2,882	731,913
Building Products - 3.2%
Carrier Global Corp.	5,520	348,809
Fortune Brands Innovations, Inc.	3,876	271,553
The AZEK Co., Inc. Class A, (a)	9,224	442,383
Trane Technologies PLC	4,395	1,439,187
		2,501,932
Commercial Services & Supplies - 0.0%
Veralto Corp.	74	7,295
Construction & Engineering - 0.0%
AECOM	144	12,577
Electrical Equipment - 4.1%
Eaton Corp. PLC	7,768	2,585,579
GE Vernova LLC	795	139,841
Hubbell, Inc. Class B	714	277,667
Nextracker, Inc. Class A (a)	3,402	187,688
Prysmian SpA	262	17,232
		3,208,007
Ground Transportation - 0.5%
Uber Technologies, Inc. (a)	6,592	425,580
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	22	4,448
Machinery - 1.3%
Caterpillar, Inc.	2,207	747,114
Cummins, Inc.	84	23,665
Pentair PLC	2,901	236,083
		1,006,862
Professional Services - 0.7%
Equifax, Inc.	610	141,148
RELX PLC (London Stock Exchange)	8,597	377,124
		518,272
Trading Companies & Distributors - 2.2%
Ferguson PLC	2,485	511,264
United Rentals, Inc.	1,799	1,204,269
		1,715,533
TOTAL INDUSTRIALS		12,168,548
INFORMATION TECHNOLOGY - 29.4%
Electronic Equipment, Instruments & Components - 0.8%
Jabil, Inc.	4,786	569,055
IT Services - 2.3%
Accenture PLC Class A	1,998	564,015
IBM Corp.	6,093	1,016,617
Shopify, Inc. Class A (a)	4,046	239,321
		1,819,953
Semiconductors & Semiconductor Equipment - 14.3%
Analog Devices, Inc.	2,516	589,977
Applied Materials, Inc.	2,533	544,798
ASML Holding NV (depository receipt)	247	237,206
Lam Research Corp.	638	594,897
Marvell Technology, Inc.	2,364	162,667
Micron Technology, Inc.	11,248	1,406,000
MKS Instruments, Inc.	247	31,268
NVIDIA Corp.	5,236	5,740,384
NXP Semiconductors NV	501	136,322
ON Semiconductor Corp. (a)	2,058	150,316
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,801	1,480,343
Universal Display Corp.	1,040	182,728
		11,256,906
Software - 10.6%
Adobe, Inc. (a)	430	191,247
HubSpot, Inc. (a)	176	107,545
Intuit, Inc.	951	548,194
Microsoft Corp.	15,308	6,354,807
Oracle Corp.	4,899	574,114
Salesforce, Inc.	2,353	551,637
		8,327,544
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	5,796	1,114,281
TOTAL INFORMATION TECHNOLOGY		23,087,739
MATERIALS - 2.7%
Chemicals - 1.2%
Linde PLC	2,217	965,548
Containers & Packaging - 0.2%
Avery Dennison Corp.	151	34,366
O-I Glass, Inc. (a)	6,551	83,132
		117,498
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	19,847	1,046,532
TOTAL MATERIALS		2,129,578
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Equity Residential (SBI)	2,692	175,061
SL Green Realty Corp.	2,123	112,455
Weyerhaeuser Co.	2,805	84,234
		371,750
UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	11,548	924,071
TOTAL COMMON STOCKS (Cost $65,473,844)		75,858,723

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $2,073,406)	2,072,991	2,073,406

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $67,547,250)	77,932,129
NET OTHER ASSETS (LIABILITIES) - 0.8%	659,372
NET ASSETS - 100.0%	78,591,501

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	253,749	34,558,885	32,739,312	56,815	84	-	2,073,406	0.0%
Total	253,749	34,558,885	32,739,312	56,815	84	-	2,073,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,599,052	5,599,052	-	-
Consumer Discretionary	6,573,587	5,805,503	768,084	-
Consumer Staples	1,943,398	1,943,398	-	-
Energy	1,517,309	1,517,309	-	-
Financials	12,845,694	12,147,083	698,611	-
Health Care	8,697,997	8,696,100	1,897	-
Industrials	12,168,548	11,774,192	394,356	-
Information Technology	23,087,739	23,087,739	-	-
Materials	2,129,578	2,129,578	-	-
Real Estate	371,750	371,750	-	-
Utilities	924,071	924,071	-	-

Money Market Funds	2,073,406	2,073,406	-	-
Total Investments in Securities:	77,932,129	76,069,181	1,862,948	-
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $65,473,844)	$75,858,723
Fidelity Central Funds (cost $2,073,406)	2,073,406

Total Investment in Securities (cost $67,547,250)		$77,932,129
Receivable for fund shares sold		674,104
Dividends receivable		53,984
Distributions receivable from Fidelity Central Funds		7,783
Prepaid expenses		1
Total assets		78,668,001
Liabilities
Payable for fund shares redeemed	$691
Accrued management fee	31,092
Audit fee payable	33,177
Custody fee payable	8,230
Other payables and accrued expenses	3,310
Total liabilities		76,500
Net Assets		$78,591,501
Net Assets consist of:
Paid in capital		$67,653,577
Total accumulated earnings (loss)		10,937,924
Net Assets		$78,591,501
Net Asset Value, offering price and redemption price per share ($78,591,501 ÷ 6,276,869 shares)		$12.52
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$401,983
Income from Fidelity Central Funds		56,815
Total income		458,798
Expenses
Management fee	$168,951
Custodian fees and expenses	19,962
Independent trustees' fees and expenses	111
Registration fees	29,989
Audit	46,303
Legal	8
Miscellaneous	811
Total expenses before reductions	266,135
Expense reductions	(69,313)
Total expenses after reductions		196,822
Net Investment income (loss)		261,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	539,246
Fidelity Central Funds	84
Foreign currency transactions	(749)
Total net realized gain (loss)		538,581
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	10,128,360
Assets and liabilities in foreign currencies	70
Total change in net unrealized appreciation (depreciation)		10,128,430
Net gain (loss)		10,667,011
Net increase (decrease) in net assets resulting from operations		$10,928,987
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$261,976	$31,080
Net realized gain (loss)	538,581	(112,839)
Change in net unrealized appreciation (depreciation)	10,128,430	321,133
Net increase (decrease) in net assets resulting from operations	10,928,987	239,374
Distributions to shareholders	(99,565)	(11,410)

Share transactions
Proceeds from sales of shares	70,833,602	5,686,023
Reinvestment of distributions	88,795	11,161
Cost of shares redeemed	(9,594,427)	(427,453)

Net increase (decrease) in net assets resulting from share transactions	61,327,970	5,269,731
Total increase (decrease) in net assets	72,157,392	5,497,695

Net Assets
Beginning of period	6,434,109	936,414
End of period	$78,591,501	$6,434,109

Other Information
Shares
Sold	6,395,842	631,258
Issued in reinvestment of distributions	8,441	1,237
Redeemed	(813,276)	(46,883)
Net increase (decrease)	5,591,007	585,612

Financial Highlights
Fidelity® SAI Sustainable Future Fund

Years ended May 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.09	.01
Net realized and unrealized gain (loss)	3.10	(.01) D	(.67)
Total from investment operations	3.19	.08	(.66)
Distributions from net investment income	(.05)	(.04)	-
Total distributions	(.05)	(.04)	-
Net asset value, end of period	$12.52	$9.38	$9.34
Total Return E,F	34.13%	.90%	(6.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.80%	3.41%	7.05% I,J
Expenses net of fee waivers, if any	.59%	.59%	.60% I,J
Expenses net of all reductions	.59%	.59%	.60% I,J
Net investment income (loss)	.79%	1.04%	.53% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$78,592	$6,434	$936
Portfolio turnover rate K	48%	43%	1% L

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity SAI Sustainable Future Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) , normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,724,113
Gross unrealized depreciation	(1,401,814)
Net unrealized appreciation (depreciation)	$10,322,299
Tax Cost	$67,609,830

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$608,425
Undistributed long-term capital gain	$7,131
Net unrealized appreciation (depreciation) on securities and other investments	$10,322,369

The tax character of distributions paid was as follows:

	May 31, 2024	May 31, 2023
Ordinary Income	$99,565	$ 11,410

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Future Fund	74,805,950	15,810,863

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .498% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .51% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Future Fund	429

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI Sustainable Future Fund	927,960	516,394	84,112

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Future Fund	43

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .60% of average net assets. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $67,080.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $296

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,937.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable Future Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Future Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended May 31, 2024 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the two years in the period ended May 31, 2024 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31,2024,
$7,130, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity SAI Sustainable Future Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure that eliminates the existing group fee schedule and fixes the management fee rate at the sum of the individual fee rate and the lowest marginal contractual group fee rate under the current management contract. The Board noted that shareholders in the affected funds are not currently impacted by changes in the group fee rates due to other arrangements such as fund expense caps or managed account fee crediting. The Board considered Fidelity's representations that the Management Contract would result in the same or lower fees for the fund.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Future Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a flat management fee that replaced the prior management fee structure. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2023 and below the competitive median of the asset size peer group for the period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.60% through September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9905643.102
FSP-ANN-0724
Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Agricultural Productivity Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
CONSUMER STAPLES - 36.7%
Food Products - 36.7%
Adecoagro SA	44,793	440,763
Archer Daniels Midland Co.	59,460	3,712,682
Bakkafrost	25,708	1,416,429
Bunge Global SA	23,529	2,531,485
Cranswick PLC	30,144	1,717,875
Darling Ingredients, Inc. (a)	35,246	1,423,938
First Resources Ltd. (b)	532,632	555,810
Ingredion, Inc.	20,190	2,373,940
Lamb Weston Holdings, Inc.	28,702	2,534,100
Origin Enterprises PLC	163,559	546,994
Pilgrim's Pride Corp. (a)	32,587	1,170,851
Sakata Seed Corp.	31,484	675,665
		19,100,532
HEALTH CARE - 0.7%
Biotechnology - 0.7%
Cibus, Inc. (a)(b)	25,467	368,253
INDUSTRIALS - 29.6%
Machinery - 29.6%
AGCO Corp.	7,375	791,559
CNH Industrial NV	19,612	207,103
Deere & Co.	33,376	12,507,989
Toro Co.	23,393	1,875,885
		15,382,536
MATERIALS - 32.3%
Chemicals - 32.3%
CF Industries Holdings, Inc.	32,190	2,566,509
Corteva, Inc.	91,760	5,133,054
FMC Corp.	20,927	1,275,501
Nufarm Ltd.	168,202	500,252
Nutrien Ltd.	78,428	4,595,946
OCI NV	37,487	1,028,121
Sabic Agriculture-Nutrients Co.	32,721	924,741
The Mosaic Co.	23,907	739,444
		16,763,568
TOTAL COMMON STOCKS (Cost $44,970,041)		51,614,889

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d) (Cost $90,019)	90,010	90,019

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $45,060,060)	51,704,908
NET OTHER ASSETS (LIABILITIES) - 0.5%	259,693
NET ASSETS - 100.0%	51,964,601

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,462,746	10,214,714	13,677,461	17,341	1	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	13,765,851	13,675,832	11,865	-	-	90,019	0.0%
Total	3,462,746	23,980,565	27,353,293	29,206	1	-	90,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Staples	19,100,532	15,419,234	3,681,298	-
Health Care	368,253	368,253	-	-
Industrials	15,382,536	15,382,536	-	-
Materials	16,763,568	15,735,447	1,028,121	-

Money Market Funds	90,019	90,019	-	-
Total Investments in Securities:	51,704,908	46,995,489	4,709,419	-
Fidelity® Agricultural Productivity Fund
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value (including securities loaned of $85,422) - See accompanying schedule:
Unaffiliated issuers (cost $44,970,041)	$51,614,889
Fidelity Central Funds (cost $90,019)	90,019

Total Investment in Securities (cost $45,060,060)		$51,704,908
Cash		15,629
Foreign currency held at value (cost $50)		50
Receivable for investments sold		511,171
Receivable for fund shares sold		32,965
Dividends receivable		94,948
Distributions receivable from Fidelity Central Funds		1,393
Prepaid expenses		15
Receivable from investment adviser for expense reductions		487
Total assets		52,361,566
Liabilities
Payable for investments purchased	$204,749
Payable for fund shares redeemed	17,921
Accrued management fee	37,238
Audit fee payable	32,575
Other payables and accrued expenses	14,463
Collateral on securities loaned	90,019
Total liabilities		396,965
Net Assets		$51,964,601
Net Assets consist of:
Paid in capital		$66,812,230
Total accumulated earnings (loss)		(14,847,629)
Net Assets		$51,964,601
Net Asset Value, offering price and redemption price per share ($51,964,601 ÷ 2,910,350 shares)		$17.86
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$1,295,273
Income from Fidelity Central Funds (including $11,865 from security lending)		29,206
Total income		1,324,479
Expenses
Management fee	$476,283
Transfer agent fees	124,395
Accounting fees	26,770
Custodian fees and expenses	18,460
Independent trustees' fees and expenses	373
Registration fees	25,638
Audit	46,650
Legal	43
Miscellaneous	4,398
Total expenses before reductions	723,010
Expense reductions	(81,594)
Total expenses after reductions		641,416
Net Investment income (loss)		683,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,038,569)
Fidelity Central Funds	1
Foreign currency transactions	2,013
Total net realized gain (loss)		(2,036,555)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,117,920
Assets and liabilities in foreign currencies	737
Total change in net unrealized appreciation (depreciation)		2,118,657
Net gain (loss)		82,102
Net increase (decrease) in net assets resulting from operations		$765,165
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$683,063	$1,930,674
Net realized gain (loss)	(2,036,555)	(16,176,517)
Change in net unrealized appreciation (depreciation)	2,118,657	(10,297,106)
Net increase (decrease) in net assets resulting from operations	765,165	(24,542,949)
Distributions to shareholders	(958,262)	(1,523,416)

Share transactions
Proceeds from sales of shares	16,307,124	84,868,962
Reinvestment of distributions	874,369	1,392,002
Cost of shares redeemed	(47,925,972)	(143,837,666)

Net increase (decrease) in net assets resulting from share transactions	(30,744,479)	(57,576,702)
Total increase (decrease) in net assets	(30,937,576)	(83,643,067)

Net Assets
Beginning of period	82,902,177	166,545,244
End of period	$51,964,601	$82,902,177

Other Information
Shares
Sold	881,384	4,113,273
Issued in reinvestment of distributions	46,941	68,059
Redeemed	(2,622,261)	(7,284,543)
Net increase (decrease)	(1,693,936)	(3,103,211)

Financial Highlights
Fidelity® Agricultural Productivity Fund

Years ended May 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.01	$21.61	$18.89	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.32	.16 D	.13 E	.03
Net realized and unrealized gain (loss)	(.10) F	(3.67)	2.69	7.92	.88
Total from investment operations	.09	(3.35)	2.85	8.05	.91
Distributions from net investment income	(.24)	(.25)	(.09)	(.07)	-
Distributions from net realized gain	-	-	(.04)	- G	-
Total distributions	(.24)	(.25)	(.13)	(.07)	-
Net asset value, end of period	$17.86	$18.01	$21.61	$18.89	$10.91
Total Return H,I	.48%	(15.66)%	15.24%	74.02%	9.10%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.07%	1.08%	1.15%	1.59%	7.25% L,M
Expenses net of fee waivers, if any	.95%	.95%	.99%	1.00%	.97% L,M,N
Expenses net of all reductions	.95%	.95%	.99%	.98%	.97% L,M,N
Net investment income (loss)	1.01%	1.57%	.81% D	.80% E	2.42% L,M
Supplemental Data
Net assets, end of period (000 omitted)	$51,965	$82,902	$166,545	$62,894	$3,390
Portfolio turnover rate O	12%	44%	50%	19%	4% P

AFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
GAmount represents less than $.005 per share.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAudit fees are not annualized.
NThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
PAmount not annualized.
Fidelity® Water Sustainability Fund
Schedule of Investments May 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
INDUSTRIALS - 66.7%
Building Products - 9.6%
Advanced Drain Systems, Inc.	33,923	5,885,301
Geberit AG (Reg.)	6,301	3,875,552
		9,760,853
Commercial Services & Supplies - 8.5%
Montrose Environmental Group, Inc. (a)	12,538	589,411
Tetra Tech, Inc.	23,766	4,978,739
Veralto Corp.	31,581	3,113,255
		8,681,405
Construction & Engineering - 4.3%
Stantec, Inc.	54,648	4,410,492
Machinery - 37.6%
Chart Industries, Inc. (a)	30,399	4,773,555
Dover Corp.	3,396	624,253
Energy Recovery, Inc. (a)	111,892	1,510,542
Georg Fischer AG (Reg.)	21,971	1,599,680
IDEX Corp.	5,159	1,076,374
Ingersoll Rand, Inc.	59,084	5,497,766
Kurita Water Industries Ltd.	56,026	2,394,015
Mueller Water Products, Inc. Class A	269,912	5,009,567
Organo Corp.	11,144	624,288
Pentair PLC	100,984	8,218,078
Watts Water Technologies, Inc. Class A	12,232	2,435,758
Xylem, Inc.	31,135	4,390,658
		38,154,534
Professional Services - 2.2%
KBR, Inc.	33,396	2,192,781
Trading Companies & Distributors - 4.5%
Core & Main, Inc. (a)	79,279	4,563,299
TOTAL INDUSTRIALS		67,763,364
INFORMATION TECHNOLOGY - 2.5%
Electronic Equipment, Instruments & Components - 1.3%
Badger Meter, Inc.	6,955	1,342,037
Software - 1.2%
Roper Technologies, Inc.	2,314	1,232,807
TOTAL INFORMATION TECHNOLOGY		2,574,844
MATERIALS - 2.3%
Chemicals - 2.3%
Ecolab, Inc.	9,975	2,316,195
UTILITIES - 27.5%
Water Utilities - 27.5%
American Water Works Co., Inc.	31,493	4,118,340
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	309,354	4,377,359
Essential Utilities, Inc.	136,458	5,148,560
Pennon Group PLC	140,297	1,115,286
Severn Trent PLC	187,049	5,715,611
United Utilities Group PLC	568,320	7,402,825
		27,877,981
TOTAL COMMON STOCKS (Cost $80,799,072)		100,532,384

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $822,232)	822,067	822,232

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $81,621,304)	101,354,616
NET OTHER ASSETS (LIABILITIES) - 0.2%	223,137
NET ASSETS - 100.0%	101,577,753

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	18,986,374	18,164,194	40,315	52	-	822,232	0.0%
Total	-	18,986,374	18,164,194	40,315	52	-	822,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Industrials	67,763,364	62,288,132	5,475,232	-
Information Technology	2,574,844	2,574,844	-	-
Materials	2,316,195	2,316,195	-	-
Utilities	27,877,981	13,644,259	14,233,722	-

Money Market Funds	822,232	822,232	-	-
Total Investments in Securities:	101,354,616	81,645,662	19,708,954	-
Fidelity® Water Sustainability Fund
Financial Statements
Statement of Assets and Liabilities
		May 31, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $80,799,072)	$100,532,384
Fidelity Central Funds (cost $822,232)	822,232

Total Investment in Securities (cost $81,621,304)		$101,354,616
Receivable for fund shares sold		32,140
Dividends receivable		359,791
Reclaims receivable		77,488
Distributions receivable from Fidelity Central Funds		5,227
Prepaid expenses		15
Total assets		101,829,277
Liabilities
Payable for fund shares redeemed	$127,255
Accrued management fee	75,816
Audit fee payable	38,198
Other payables and accrued expenses	10,255
Total liabilities		251,524
Net Assets		$101,577,753
Net Assets consist of:
Paid in capital		$85,430,688
Total accumulated earnings (loss)		16,147,065
Net Assets		$101,577,753
Net Asset Value, offering price and redemption price per share ($101,577,753 ÷ 5,796,657 shares)		$17.52
Statement of Operations
		Year ended May 31, 2024
Investment Income
Dividends		$1,384,086
Income from Fidelity Central Funds		40,315
Total income		1,424,401
Expenses
Management fee	$653,902
Transfer agent fees	155,702
Accounting fees and expenses	33,233
Custodian fees and expenses	7,860
Independent trustees' fees and expenses	444
Registration fees	23,641
Audit	53,379
Legal	47
Miscellaneous	6,976
Total expenses before reductions	935,184
Expense reductions	(66,768)
Total expenses after reductions		868,416
Net Investment income (loss)		555,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,964,697
Fidelity Central Funds	52
Foreign currency transactions	5,586
Total net realized gain (loss)		3,970,335
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,568,685
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		16,568,684
Net gain (loss)		20,539,019
Net increase (decrease) in net assets resulting from operations		$21,095,004
Statement of Changes in Net Assets

	Year ended May 31, 2024	Year ended May 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$555,985	$364,001
Net realized gain (loss)	3,970,335	(4,534,447)
Change in net unrealized appreciation (depreciation)	16,568,684	5,690,755
Net increase (decrease) in net assets resulting from operations	21,095,004	1,520,309
Distributions to shareholders	(396,236)	(69,878)

Share transactions
Proceeds from sales of shares	24,604,418	20,026,590
Reinvestment of distributions	355,014	63,456
Cost of shares redeemed	(28,465,333)	(31,388,558)

Net increase (decrease) in net assets resulting from share transactions	(3,505,901)	(11,298,512)
Total increase (decrease) in net assets	17,192,867	(9,848,081)

Net Assets
Beginning of period	84,384,886	94,232,967
End of period	$101,577,753	$84,384,886

Other Information
Shares
Sold	1,559,854	1,475,734
Issued in reinvestment of distributions	22,941	4,549
Redeemed	(1,843,034)	(2,383,662)
Net increase (decrease)	(260,239)	(903,379)

Financial Highlights
Fidelity® Water Sustainability Fund

Years ended May 31,	2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.93	$13.54	$14.84	$10.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.06	(.04)	.01	.02
Net realized and unrealized gain (loss)	3.57	.34	(1.02)	4.28	.73
Total from investment operations	3.66	.40	(1.06)	4.29	.75
Distributions from net investment income	(.07)	(.01)	- D	(.02)	-
Distributions from net realized gain	-	-	(.24)	(.18)	-
Total distributions	(.07)	(.01)	(.24)	(.20)	-
Net asset value, end of period	$17.52	$13.93	$13.54	$14.84	$10.75
Total Return E,F	26.32%	2.96%	(7.44)%	40.20%	7.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.02%	1.09%	1.11%	1.44%	4.15% I,J,K
Expenses net of fee waivers, if any	.95%	.95%	1.00%	1.00%	.97% I,J,K
Expenses net of all reductions	.95%	.95%	1.00%	.98%	.97% I,J,K
Net investment income (loss)	.61%	.41%	(.29)%	.11%	1.39% I,J,K
Supplemental Data
Net assets, end of period (000 omitted)	$101,578	$84,385	$94,233	$55,774	$4,363
Portfolio turnover rate L	52%	54%	55%	95%	13% M

AFor the period April 16, 2020 (commencement of operations) through May 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2024

1. Organization.
Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Agricultural Productivity Fund	45,136,593	9,893,946	(3,325,631)	6,568,315
Fidelity Water Sustainability Fund	81,676,417	22,441,779	(2,763,580)	19,678,199

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Agricultural Productivity Fund	157,088	(21,572,516)	6,567,798
Fidelity Water Sustainability Fund	332,966	(3,863,801)	19,677,901

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Agricultural Productivity Fund	(19,152,898)	(2,419,618)	(21,572,516)
Fidelity Water Sustainability Fund	(3,863,801)	-	(3,863,801)

The tax character of distributions paid was as follows:

May 31, 2024
Ordinary Income ($)
Fidelity Agricultural Productivity Fund	958,262
Fidelity Water Sustainability Fund	396,236

May 31, 2023
Ordinary Income ($)
Fidelity Agricultural Productivity Fund	1,523,416
Fidelity Water Sustainability Fund	69,878
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	7,941,388	35,987,711
Fidelity Water Sustainability Fund	46,966,686	50,170,239
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Agricultural Productivity Fund	.88
Fidelity Water Sustainability Fund	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Agricultural Productivity Fund	.83
Fidelity Water Sustainability Fund	.83

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate was applied to each Fund's average net assets. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, each Fund's total annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate %	Group Rate %	Total %
Fidelity Agricultural Productivity Fund	.45	.22	.67
Fidelity Water Sustainability Fund	.45	.22	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.2000%
Fidelity Water Sustainability Fund	.2000%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.23%
Fidelity Water Sustainability Fund	.23%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.0498
Fidelity Water Sustainability Fund	.0497

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Agricultural Productivity Fund	.05
Fidelity Water Sustainability Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Agricultural Productivity Fund	131
Fidelity Water Sustainability Fund	646

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Agricultural Productivity Fund	146,243	129,710	2,231
Fidelity Water Sustainability Fund	75,920	22,554	(2,922)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Agricultural Productivity Fund	131
Fidelity Water Sustainability Fund	159
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Agricultural Productivity Fund	1,277	-	-
Fidelity Water Sustainability Fund	-	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Agricultural Productivity Fund	.95%	75,722
Fidelity Water Sustainability Fund	.95%	59,380

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Fidelity Agricultural Productivity Fund	5,872
Fidelity Water Sustainability Fund	7,388
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the "Funds"), each a fund of Fidelity Summer Street Trust, including the schedules of investments, as of May 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 16, 2020 (commencement of operations) through May 31, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Agricultural Productivity Fund
July 2023	100%
December 2023	100%
Fidelity Water Sustainability Fund
July 2023	100%
December 2023	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Agricultural Productivity Fund
July 2023	100%
December 2023	100%
Fidelity Water Sustainability Fund
July 2023	100%
December 2023	100%

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Agriculture Productivity Fund
Fidelity Water Sustainability Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each fund would be no higher than the sum of (i) the lowest contractual management fee rate under each fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to each fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Agricultural Productivity Fund
Fidelity Water Sustainability Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expenses, the Board considered each fund's pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps ) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board noted that each fund has a management fee structure that covers expenses for services beyond portfolio management and further noted that Fidelity believes that total expense ratio comparisons are more useful in this context.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain expenses, as a percentage of their respective average net assets, exceed 0.95% through September 30, 2025.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9897392.104
DAS-DSW-ANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024